CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.3%
Aerospace & Defense - 1.0%
AAR Corp.	2,738	89,012
Aerojet Rocketdyne Holdings, Inc. (1)	5,811	206,465
Aerovironment, Inc. (1)	1,707	116,776
Astronics Corp. (1)	1,883	61,612
Axon Enterprise, Inc. (1)	4,728	257,251
Cubic Corp.	2,578	144,987
Ducommun, Inc. (1)	914	39,777
KeyW Holding Corp. (The) (1)	3,749	32,316
Kratos Defense & Security Solutions, Inc. (1)	7,415	115,896
Maxar Technologies, Inc. (2)	4,750	19,095
Mercury Systems, Inc. (1)	3,775	241,902
Moog, Inc., Class A	2,677	232,765
National Presto Industries, Inc.	420	45,591
Triumph Group, Inc.	4,259	81,177
Vectrus, Inc. (1)	813	21,618
Wesco Aircraft Holdings, Inc. (1)	4,699	41,304
		1,747,544

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (1)	5,010	115,480
Atlas Air Worldwide Holdings, Inc. (1)	1,930	97,581
Echo Global Logistics, Inc. (1)	2,286	56,647
Forward Air Corp.	2,396	155,093
Hub Group, Inc., Class A (1)	2,690	109,887
Radiant Logistics, Inc. (1)	2,087	13,148
		547,836

Airlines - 0.4%
Allegiant Travel Co.	1,085	140,475
Hawaiian Holdings, Inc.	4,284	112,455
Mesa Air Group, Inc. (1)	801	6,681
SkyWest, Inc.	4,287	232,741
Spirit Airlines, Inc. (1)	5,800	306,588
		798,940

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (1)	8,943	127,974
Cooper Tire & Rubber Co.	4,233	126,524
Cooper-Standard Holding, Inc. (1)	1,470	69,031
Dana, Inc.	12,507	221,874
Dorman Products, Inc. (1)	2,276	200,493
Fox Factory Holding Corp. (1)	3,008	210,229
Gentherm, Inc. (1)	2,898	106,820

LCI Industries	2,000	153,640
Modine Manufacturing Co. (1)	4,047	56,132
Motorcar Parts of America, Inc. (1)	1,400	26,418
Shiloh Industries, Inc. (1)	764	4,202
Standard Motor Products, Inc.	1,855	91,081
Stoneridge, Inc. (1)	2,174	62,742
Superior Industries International, Inc.	1,957	9,315
Tenneco, Inc., Class A	4,240	93,959
Tower International, Inc.	1,846	38,821
		1,599,255

Automobiles - 0.0% (3)
Winnebago Industries, Inc. (2)	2,579	80,336

Banks - 8.3%
1st Constitution Bancorp	623	11,071
1st Source Corp.	1,262	56,676
ACNB Corp.	464	17,168
Allegiance Bancshares, Inc. (1)	856	28,864
Amalgamated Bank, Class A	808	12,645
American National Bankshares, Inc.	705	24,619
Ameris Bancorp	3,398	116,721
Ames National Corp.	756	20,722
Arrow Financial Corp.	1,094	35,982
Atlantic Capital Bancshares, Inc. (1)	1,833	32,682
Auburn National Bancorporation, Inc. (2)	201	7,925
Banc of California, Inc.	3,886	53,782
BancFirst Corp.	1,474	76,869
Bancorp, Inc. (The) (1)	4,384	35,423
BancorpSouth Bank	7,859	221,781
Bank of Commerce Holdings	1,360	14,348
Bank of Marin Bancorp	1,090	44,352
Bank of NT Butterfield & Son Ltd. (The)	4,538	162,823
Bank of Princeton (The)	486	15,421
Bankwell Financial Group, Inc.	446	13,014
Banner Corp.	2,588	140,192
Bar Harbor Bankshares	1,146	29,647
Baycom Corp. (1)	848	19,199
BCB Bancorp, Inc.	832	11,149
Berkshire Hills Bancorp, Inc.	3,404	92,725
Blue Hills Bancorp, Inc.	1,921	45,912
Boston Private Financial Holdings, Inc.	7,071	77,498
Bridge Bancorp, Inc.	1,543	45,210
Brookline Bancorp, Inc.	6,592	94,925
Bryn Mawr Bank Corp.	1,617	58,422
Business First Bancshares, Inc.	766	18,798
Byline Bancorp, Inc. (1)	1,418	26,205
C&F Financial Corp.	251	12,701
Cadence BanCorp	10,163	188,524
Cambridge Bancorp	320	26,512

Camden National Corp.	1,318	54,987
Capital Bancorp, Inc. (1)	525	6,101
Capital City Bank Group, Inc.	1,232	26,833
Capstar Financial Holdings, Inc.	756	10,917
Carolina Financial Corp.	1,663	57,523
Cathay General Bancorp	6,414	217,499
CB Financial Services, Inc.	399	9,468
CBTX, Inc.	1,510	49,030
CenterState Bank Corp.	7,660	182,385
Central Pacific Financial Corp.	2,617	75,474
Central Valley Community Bancorp	682	13,333
Century Bancorp, Inc., Class A	277	20,221
Chemical Financial Corp.	5,896	242,679
Chemung Financial Corp.	245	11,498
Citizens & Northern Corp.	1,125	28,170
City Holding Co.	1,332	101,485
Civista Bancshares, Inc.	871	19,014
CNB Financial Corp.	1,282	32,396
Coastal Financial Corp. (1)	530	9,005
Codorus Valley Bancorp, Inc.	695	14,838
Columbia Banking System, Inc.	6,012	196,532
Community Bank System, Inc.	4,148	247,926
Community Bankers Trust Corp.	1,884	13,791
Community Financial Corp. (The)	347	9,844
Community Trust Bancorp, Inc.	1,316	54,035
ConnectOne Bancorp, Inc.	2,307	45,448
County Bancorp, Inc.	375	6,600
Customers Bancorp, Inc. (1)	2,287	41,875
CVB Financial Corp.	9,305	195,870
Eagle Bancorp, Inc. (1)	2,641	132,578
Enterprise Bancorp, Inc.	790	22,697
Enterprise Financial Services Corp.	1,978	80,643
Equity Bancshares, Inc., Class A (1)	935	26,928
Esquire Financial Holdings, Inc. (1)	506	11,517
Evans Bancorp, Inc.	406	14,474
Farmers & Merchants Bancorp, Inc. (2)	778	23,418
Farmers National Banc Corp.	1,937	26,711
FB Financial Corp.	1,361	43,225
Fidelity D&D Bancorp, Inc.	249	14,721
Fidelity Southern Corp.	1,909	52,288
Financial Institutions, Inc.	1,134	30,822
First Bancorp / Southern Pines NC	2,504	87,039
First Bancorp, Inc. / ME	691	17,220
First BanCorp. / Puerto Rico	17,713	202,991
First Bancshares, Inc. (The)	1,032	31,889
First Bank/Hamilton	1,315	15,162
First Busey Corp.	3,623	88,401
First Business Financial Services, Inc.	708	14,174
First Choice Bancorp	529	11,373
First Commonwealth Financial Corp.	8,496	107,050

First Community Bankshares, Inc.	1,464	48,517
First Community Corp. / SC	613	11,690
First Financial Bancorp	8,144	195,945
First Financial Bankshares, Inc. (2)	5,362	309,816
First Financial Corp. / IN	992	41,664
First Financial Northwest, Inc.	708	11,151
First Foundation, Inc.	3,136	42,556
First Guaranty Bancshares, Inc.	375	7,688
First Internet Bancorp	680	13,144
First Interstate BancSystem, Inc., Class A	2,729	108,669
First Merchants Corp.	4,498	165,751
First Mid-Illinois Bancshares, Inc.	882	29,388
First Midwest Bancorp, Inc.	8,833	180,723
First Northwest Bancorp	864	13,452
First of Long Island Corp. (The)	2,051	44,978
First Savings Financial Group, Inc. (2)	150	8,108
First United Corp.	582	10,045
Flushing Financial Corp.	2,270	49,781
Franklin Financial Network, Inc.	950	27,559
Fulton Financial Corp.	14,217	220,079
FVCBankcorp, Inc. (1)	150	2,537
German American Bancorp, Inc.	1,728	50,803
Glacier Bancorp, Inc.	6,919	277,244
Great Southern Bancorp, Inc.	940	48,786
Great Western Bancorp, Inc.	4,725	149,263
Guaranty Bancshares, Inc.	666	19,461
Hancock Whitney Corp.	7,187	290,355
Hanmi Financial Corp.	2,767	58,854
HarborOne Bancorp, Inc. (1)	1,232	21,190
Heartland Financial USA, Inc.	2,421	103,256
Heritage Commerce Corp.	3,178	38,454
Heritage Financial Corp.	2,803	84,482
Hilltop Holdings, Inc.	6,020	109,865
Home BancShares, Inc.	13,082	229,851
HomeTrust Bancshares, Inc.	1,500	37,800
Hope Bancorp, Inc.	9,898	129,466
Horizon Bancorp	3,088	49,686
Howard Bancorp, Inc. (1)	773	11,448
IBERIABANK Corp.	4,610	330,583
Independent Bank Corp.	1,586	34,099
Independent Bank Corp. / Rockland	2,235	181,057
Independent Bank Group, Inc.	2,608	133,764
International Bancshares Corp.	4,729	179,844
Investar Holding Corp.	717	16,283
Investors Bancorp, Inc.	20,065	237,770
Lakeland Bancorp, Inc.	3,940	58,824
Lakeland Financial Corp.	2,121	95,912
LCNB Corp.	686	11,765
LegacyTexas Financial Group, Inc.	4,150	155,168
Level One Bancorp, Inc. (2)	116	2,698

Live Oak Bancshares, Inc.	1,938	28,314
Macatawa Bank Corp.	2,061	20,486
Mercantile Bank Corp.	1,239	40,540
Metropolitan Bank Holding Corp. (1)	542	18,856
Mid Penn Bancorp, Inc.	399	9,776
Middlefield Banc Corp.	230	9,478
Midland States Bancorp, Inc.	1,739	41,840
MidSouth Bancorp, Inc.	780	8,900
MidWestOne Financial Group, Inc.	980	26,705
MutualFirst Financial, Inc.	424	12,707
MVB Financial Corp.	740	11,285
National Bank Holdings Corp., Class A	2,417	80,389
National Bankshares, Inc.	531	22,753
National Commerce Corp. (1)	1,452	56,933
NBT Bancorp, Inc.	3,663	131,905
Nicolet Bankshares, Inc. (1)	785	46,786
Northeast Bancorp	637	13,173
Northrim BanCorp, Inc.	525	18,070
Norwood Financial Corp.	502	15,482
Oak Valley Bancorp (2)	573	10,108
OFG Bancorp	3,440	68,078
Ohio Valley Banc Corp.	358	12,942
Old Line Bancshares, Inc.	1,302	32,459
Old National Bancorp	12,485	204,754
Old Second Bancorp, Inc.	2,274	28,630
Opus Bank	1,820	36,036
Origin Bancorp, Inc.	1,393	47,432
Orrstown Financial Services, Inc.	576	10,708
Pacific City Financial Corp.	976	17,031
Pacific Mercantile Bancorp (1)	1,193	9,091
Pacific Premier Bancorp, Inc.	3,799	100,787
Park National Corp.	1,149	108,868
Parke Bancorp, Inc.	552	11,531
Peapack Gladstone Financial Corp.	1,336	35,030
Penns Woods Bancorp, Inc.	415	17,056
People’s Utah Bancorp	1,248	32,910
Peoples Bancorp of North Carolina, Inc.	408	10,853
Peoples Bancorp, Inc.	1,418	43,915
Peoples Financial Services Corp.	676	30,582
Preferred Bank / Los Angeles	1,057	47,533
Premier Financial Bancorp, Inc.	911	14,312
QCR Holdings, Inc.	1,089	36,939
RBB Bancorp	1,147	21,564
Reliant Bancorp, Inc.	609	13,593
Renasant Corp.	4,017	135,975
Republic Bancorp, Inc., Class A	907	40,561
Republic First Bancorp, Inc. (1)	4,071	21,373
S&T Bancorp, Inc.	2,878	113,767
Sandy Spring Bancorp, Inc.	2,871	89,805
SB One Bancorp	601	13,054

Seacoast Banking Corp. of Florida (1)	3,832	100,973
Select Bancorp, Inc. (1)	954	10,847
ServisFirst Bancshares, Inc.	3,980	134,365
Shore Bancshares, Inc.	977	14,567
Sierra Bancorp	987	23,984
Simmons First National Corp., Class A	7,638	186,978
SmartFinancial, Inc. (1)	629	11,894
South State Corp.	2,937	200,715
Southern First Bancshares, Inc. (1)	447	15,140
Southern National Bancorp of Virginia, Inc.	1,573	23,044
Southside Bancshares, Inc.	2,786	92,579
Spirit of Texas Bancshares, Inc. (1)	771	16,345
Stock Yards Bancorp, Inc.	1,843	62,312
Summit Financial Group, Inc.	649	17,205
Tompkins Financial Corp.	1,253	95,316
TowneBank	5,463	135,209
TriCo Bancshares	2,032	79,837
TriState Capital Holdings, Inc. (1)	1,979	40,431
Triumph Bancorp, Inc. (1)	1,993	58,574
Trustmark Corp.	5,505	185,133
UMB Financial Corp.	3,745	239,830
Union Bankshares Corp.	6,388	206,524
Union Bankshares, Inc.	303	13,705
United Bankshares, Inc.	8,225	298,074
United Community Banks, Inc.	6,587	164,214
United Security Bancshares	1,143	12,116
Unity Bancorp, Inc.	677	12,782
Univest Financial Corp.	2,279	55,744
Valley National Bancorp	26,810	256,840
Veritex Holdings, Inc.	3,608	87,386
Washington Trust Bancorp, Inc.	1,232	59,321
WesBanco, Inc.	4,305	171,124
West BanCorp., Inc.	1,387	28,683
Westamerica BanCorp.	2,132	131,758
		14,907,081

Beverages - 0.3%
Boston Beer Company, Inc. (The), Class A (1)(2)	682	201,006
Castle Brands, Inc. (1)(2)	7,620	5,307
Celsius Holdings, Inc. (1)(2)	1,928	8,213
Coca-Cola Consolidated, Inc.	413	118,874
Craft Brew Alliance, Inc. (1)	855	11,953
MGP Ingredients, Inc.	1,083	83,554
National Beverage Corp. (2)	989	57,095
Primo Water Corp. (1)	2,722	42,082
		528,084

Biotechnology - 6.2%
Abeona Therapeutics, Inc. (1)	2,704	19,901
ACADIA Pharmaceuticals, Inc. (1)(2)	9,340	250,779

Acceleron Pharma, Inc. (1)	3,593	167,326
Achaogen, Inc. (1)(2)	2,546	1,162
Achillion Pharmaceuticals, Inc. (1)	10,118	29,949
Acorda Therapeutics, Inc. (1)	3,713	49,346
Adamas Pharmaceuticals, Inc. (1)	1,883	13,388
ADMA Biologics, Inc. (1)	1,642	6,223
Aduro Biotech, Inc. (1)	5,545	22,069
Adverum Biotechnologies, Inc. (1)	4,398	23,046
Aeglea BioTherapeutics, Inc. (1)	1,379	11,101
Agenus, Inc. (1)	5,577	16,564
AgeX Therapeutics, Inc. (1)(2)	600	2,430
Aimmune Therapeutics, Inc. (1)	3,609	80,661
Akebia Therapeutics, Inc. (1)	6,668	54,611
Albireo Pharma, Inc. (1)	688	22,160
Alder Biopharmaceuticals, Inc. (1)(2)	4,871	66,489
Aldeyra Therapeutics, Inc. (1)	1,388	12,534
Alector, Inc. (1)(2)	455	8,518
Allakos, Inc. (1)(2)	1,171	47,425
Allena Pharmaceuticals, Inc. (1)	460	3,229
Allogene Therapeutics, Inc. (1)	1,763	50,968
AMAG Pharmaceuticals, Inc. (1)	3,012	38,795
Amicus Therapeutics, Inc. (1)(2)	15,657	212,935
AnaptysBio, Inc. (1)	1,748	127,691
Apellis Pharmaceuticals, Inc. (1)	3,089	60,235
Aptinyx, Inc. (1)	1,097	4,443
Arbutus Biopharma Corp. (1)	2,944	10,540
Arcus Biosciences, Inc. (1)	2,532	31,625
Ardelyx, Inc. (1)	2,393	6,700
Arena Pharmaceuticals, Inc. (1)	4,139	185,551
ArQule, Inc. (1)(2)	7,731	37,031
Array BioPharma, Inc. (1)(2)	17,421	424,724
Arrowhead Pharmaceuticals, Inc. (1)(2)	7,746	142,139
Atara Biotherapeutics, Inc. (1)(2)	3,329	132,328
Athenex, Inc. (1)	3,528	43,218
Athersys, Inc. (1)	11,234	16,851
Audentes Therapeutics, Inc. (1)	3,081	120,221
AVEO Pharmaceuticals, Inc. (1)(2)	8,174	6,704
Avid Bioservices, Inc. (1)	4,695	19,954
Avrobio, Inc. (1)	502	11,069
Bellicum Pharmaceuticals, Inc. (1)	4,333	14,602
BioCryst Pharmaceuticals, Inc. (1)	8,297	67,538
Biohaven Pharmaceutical Holding Co., Ltd. (1)	2,576	132,587
BioSpecifics Technologies Corp. (1)	496	30,916
BioTime, Inc. (1)(2)	6,005	7,867
Blueprint Medicines Corp. (1)	3,442	275,532
Calithera Biosciences, Inc. (1)	2,688	18,117
Calyxt, Inc. (1)	700	12,313
Cara Therapeutics, Inc. (1)	2,765	54,249
CareDx, Inc. (1)	2,924	92,164
CASI Pharmaceuticals, Inc. (1)(2)	4,345	12,470

Catalyst Biosciences, Inc. (1)	991	8,037
Catalyst Pharmaceuticals, Inc. (1)	9,063	46,221
Celcuity, Inc. (1)	240	5,258
Cellular Biomedicine Group, Inc. (1)	958	16,573
ChemoCentryx, Inc. (1)	2,120	29,447
Chimerix, Inc. (1)	3,539	7,432
Clovis Oncology, Inc. (1)	3,967	98,461
Cohbar, Inc. (1)(2)	2,016	6,572
Coherus Biosciences, Inc. (1)	3,902	53,223
Concert Pharmaceuticals, Inc. (1)	1,527	18,431
Constellation Pharmaceuticals, Inc. (1)	1,306	17,696
Corbus Pharmaceuticals Holdings, Inc. (1)	3,888	27,022
Corvus Pharmaceuticals, Inc. (1)(2)	1,216	4,888
Crinetics Pharmaceuticals, Inc. (1)	574	13,064
CTI BioPharma Corp. (1)(2)	4,450	4,317
Cue Biopharma, Inc. (1)(2)	1,576	12,182
Cytokinetics, Inc. (1)	3,647	29,504
CytomX Therapeutics, Inc. (1)	3,689	39,657
Deciphera Pharmaceuticals, Inc. (1)	700	16,247
Denali Therapeutics, Inc. (1)	3,705	86,030
Dicerna Pharmaceuticals, Inc. (1)	4,450	65,192
Dynavax Technologies Corp. (1)	5,186	37,910
Eagle Pharmaceuticals, Inc. (1)	867	43,775
Editas Medicine, Inc. (1)	3,601	88,044
Eidos Therapeutics, Inc. (1)	1,340	31,423
Emergent BioSolutions, Inc. (1)	3,733	188,591
Enanta Pharmaceuticals, Inc. (1)	1,395	133,250
Epizyme, Inc. (1)	4,930	61,083
Equillium, Inc. (1)(2)	425	3,400
Esperion Therapeutics, Inc. (1)	1,993	80,019
Evelo Biosciences, Inc. (1)(2)	1,133	9,064
Fate Therapeutics, Inc. (1)	5,030	88,377
Fennec Pharmaceuticals, Inc. (1)	914	4,433
FibroGen, Inc. (1)	6,232	338,709
Five Prime Therapeutics, Inc. (1)	2,790	37,386
Flexion Therapeutics, Inc. (1)(2)	2,654	33,122
Fortress Biotech, Inc. (1)(2)	2,656	4,728
Forty Seven, Inc. (1)(2)	1,154	18,649
G1 Therapeutics, Inc. (1)	1,618	26,859
Genomic Health, Inc. (1)	1,734	121,467
Geron Corp. (1)	13,270	22,028
Global Blood Therapeutics, Inc. (1)(2)	4,415	233,686
GlycoMimetics, Inc. (1)(2)	2,997	37,343
Gossamer Bio, Inc. (1)	915	19,828
Gritstone Oncology, Inc. (1)(2)	570	7,581
GTx, Inc. (1)	403	484
Halozyme Therapeutics, Inc. (1)	10,685	172,028
Harpoon Therapeutics, Inc. (1)	210	1,989
Heron Therapeutics, Inc. (1)(2)	5,671	138,599
Homology Medicines, Inc. (1)	1,424	39,488

Idera Pharmaceuticals, Inc. (1)	1,498	3,820
Immune Design Corp. (1)	2,948	17,246
ImmunoGen, Inc. (1)(2)	11,811	32,008
Immunomedics, Inc. (1)	12,193	234,228
Inovio Pharmaceuticals, Inc. (1)(2)	6,941	25,890
Insmed, Inc. (1)	6,347	184,507
Insys Therapeutics, Inc. (1)	1,760	8,131
Intellia Therapeutics, Inc. (1)	2,581	44,083
Intercept Pharmaceuticals, Inc. (1)(2)	1,808	202,243
Intrexon Corp. (1)	5,972	31,413
Invitae Corp. (1)	5,847	136,937
Iovance Biotherapeutics, Inc. (1)(2)	8,758	83,289
Ironwood Pharmaceuticals, Inc. (1)	11,821	159,938
Jounce Therapeutics, Inc. (1)	1,233	7,645
Kadmon Holdings, Inc. (1)(2)	5,939	15,679
Karyopharm Therapeutics, Inc. (1)	4,019	23,471
Kezar Life Sciences, Inc. (1)(2)	1,038	18,414
Kindred Biosciences, Inc. (1)	2,568	23,549
Kiniksa Pharmaceuticals Ltd., Class A (1)	535	9,662
Kodiak Sciences, Inc. (1)	785	5,126
Kura Oncology, Inc. (1)(2)	2,350	38,986
La Jolla Pharmaceutical Co. (1)(2)	1,535	9,870
Lexicon Pharmaceuticals, Inc. (1)	3,782	21,028
Ligand Pharmaceuticals, Inc. (1)	1,744	219,238
LogicBio Therapeutics, Inc. (1)	670	6,620
MacroGenics, Inc. (1)	3,254	58,507
Madrigal Pharmaceuticals, Inc. (1)(2)	598	74,905
Magenta Therapeutics, Inc. (1)	1,188	19,566
MannKind Corp. (1)	11,365	22,389
MediciNova, Inc. (1)	3,274	27,109
MeiraGTx Holdings plc (1)(2)	991	17,075
Mersana Therapeutics, Inc. (1)	944	4,965
Minerva Neurosciences, Inc. (1)	2,206	17,339
Miragen Therapeutics, Inc. (1)(2)	1,109	3,094
Mirati Therapeutics, Inc. (1)(2)	1,767	129,521
Molecular Templates, Inc. (1)	723	4,201
Momenta Pharmaceuticals, Inc. (1)	8,032	116,705
Mustang Bio, Inc. (1)(2)	1,620	5,524
Myriad Genetics, Inc. (1)	5,815	193,058
NantKwest, Inc. (1)	2,681	4,236
Natera, Inc. (1)	2,682	55,303
Neon Therapeutics, Inc. (1)	485	3,133
NewLink Genetics Corp. (1)	1,605	3,098
Novavax, Inc. (1)	32,730	18,031
Nymox Pharmaceutical Corp. (1)(2)	2,502	4,929
OPKO Health, Inc. (1)(2)	26,562	69,327
Organovo Holdings, Inc. (1)(2)	8,100	8,035
Ovid Therapeutics, Inc. (1)	443	784
Palatin Technologies, Inc. (1)(2)	16,946	16,610
PDL BioPharma, Inc. (1)	12,664	47,110

Pfenex, Inc. (1)	1,821	11,254
Pieris Pharmaceuticals, Inc. (1)	3,015	10,100
PolarityTE, Inc. (1)	503	5,382
Portola Pharmaceuticals, Inc. (1)	5,426	188,282
Principia Biopharma, Inc. (1)	475	16,150
Progenics Pharmaceuticals, Inc. (1)	5,871	27,241
Proteostasis Therapeutics, Inc. (1)(2)	2,293	2,889
Prothena Corp. plc (1)	3,249	39,410
PTC Therapeutics, Inc. (1)	4,242	159,669
Puma Biotechnology, Inc. (1)(2)	2,522	97,828
Ra Pharmaceuticals, Inc. (1)	1,551	34,742
Radius Health, Inc. (1)	3,266	65,124
Recro Pharma, Inc. (1)	1,196	7,009
REGENXBIO, Inc. (1)	2,605	149,293
Repligen Corp. (1)	3,200	189,056
Replimune Group, Inc. (1)(2)	616	9,376
Retrophin, Inc. (1)	3,493	79,047
Rhythm Pharmaceuticals, Inc. (1)	1,016	27,849
Rigel Pharmaceuticals, Inc. (1)	12,610	32,408
Rocket Pharmaceuticals, Inc. (1)(2)	1,870	32,800
Rubius Therapeutics, Inc. (1)(2)	2,811	50,879
Sangamo Therapeutics, Inc. (1)(2)	8,265	78,848
Savara, Inc. (1)	2,257	16,634
Scholar Rock Holding Corp. (1)(2)	1,228	23,074
Selecta Biosciences, Inc. (1)	1,029	2,439
Seres Therapeutics, Inc. (1)(2)	1,389	9,542
Solid Biosciences, Inc. (1)	1,002	9,218
Sorrento Therapeutics, Inc. (1)(2)	7,245	34,414
Spark Therapeutics, Inc. (1)	2,622	298,593
Spectrum Pharmaceuticals, Inc. (1)	8,414	89,946
Spero Therapeutics, Inc. (1)(2)	500	6,405
Spring Bank Pharmaceuticals, Inc. (1)	1,085	11,382
Stemline Therapeutics, Inc. (1)	3,153	40,516
Surface Oncology, Inc. (1)	567	2,705
Sutro Biopharma, Inc. (1)	525	5,980
Syndax Pharmaceuticals, Inc. (1)	1,000	5,250
Synlogic, Inc. (1)	1,223	9,283
Synthorx, Inc. (1)	603	12,283
Syros Pharmaceuticals, Inc. (1)	2,602	23,782
T2 Biosystems, Inc. (1)	2,618	6,885
TG Therapeutics, Inc. (1)(2)	4,898	39,380
Tocagen, Inc. (1)	1,527	16,598
Translate Bio, Inc. (1)(2)	2,436	24,823
Twist Bioscience Corp. (1)(2)	420	9,736
Tyme Technologies, Inc. (1)(2)	6,120	10,771
Ultragenyx Pharmaceutical, Inc. (1)	4,353	301,924
UNITY Biotechnology, Inc. (1)	2,053	16,650
Unum Therapeutics, Inc. (1)	276	1,212
Vanda Pharmaceuticals, Inc. (1)	4,281	78,770
Veracyte, Inc. (1)	2,344	58,647

Verastem, Inc. (1)	5,019	14,856
Vericel Corp. (1)	3,341	58,501
Viking Therapeutics, Inc. (1)	4,271	42,454
Vital Therapies, Inc. (1)	2,566	506
Voyager Therapeutics, Inc. (1)	1,721	32,940
X4 Pharmaceuticals, Inc. (1)(2)	64	1,114
Xencor, Inc. (1)(2)	3,865	120,047
XOMA Corp. (1)	495	6,128
Y-mAbs Therapeutics, Inc. (1)	575	15,071
Zafgen, Inc. (1)	2,005	5,494
ZIOPHARM Oncology, Inc. (1)	10,966	42,219
		11,248,168

Building Products - 1.1%
AAON, Inc.	3,489	161,122
Advanced Drainage Systems, Inc.	3,084	79,475
American Woodmark Corp. (1)	1,194	98,660
Apogee Enterprises, Inc.	2,204	82,628
Armstrong Flooring, Inc. (1)	1,823	24,793
Builders FirstSource, Inc. (1)	9,570	127,664
Caesarstone Ltd.	1,950	30,439
Continental Building Products, Inc. (1)	3,099	76,824
CSW Industrials, Inc. (1)	1,308	74,935
Gibraltar Industries, Inc. (1)	2,724	110,622
Griffon Corp.	2,639	48,769
Insteel Industries, Inc.	1,366	28,577
JELD-WEN Holding, Inc. (1)	5,765	101,810
Masonite International Corp. (1)	2,269	113,200
NCI Building Systems, Inc. (1)	3,510	21,622
Patrick Industries, Inc. (1)	1,955	88,600
PGT Innovations, Inc. (1)	4,695	65,026
Quanex Building Products Corp.	3,015	47,908
Simpson Manufacturing Co., Inc.	3,460	205,074
Trex Co., Inc. (1)	4,927	303,109
Universal Forest Products, Inc.	5,136	153,515
		2,044,372

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A	1,962	15,617
Artisan Partners Asset Management, Inc., Class A	3,911	98,440
Ashford, Inc. (1)	73	4,054
Associated Capital Group, Inc., Class A	224	8,861
B. Riley Financial, Inc.	1,801	30,059
Blucora, Inc. (1)	3,911	130,549
BrightSphere Investment Group plc	6,685	90,649
Cohen & Steers, Inc.	1,874	79,214
Cowen, Inc., Class A (1)	2,148	31,124
Diamond Hill Investment Group, Inc.	250	35,000
Donnelley Financial Solutions, Inc. (1)	2,855	42,482
Federated Investors, Inc., Class B	8,020	235,066

Focus Financial Partners, Inc., Class A (1)	2,175	77,517
GAIN Capital Holdings, Inc. (2)	3,144	19,744
GAMCO Investors, Inc., Class A	342	7,011
Greenhill & Co., Inc.	1,714	36,868
Hamilton Lane, Inc., Class A	1,211	52,775
Houlihan Lokey, Inc.	2,706	124,070
INTL FCStone, Inc. (1)	1,181	45,776
Ladenburg Thalmann Financial Services, Inc.	8,462	23,947
Moelis & Co., Class A	3,659	152,251
Oppenheimer Holdings, Inc., Class A	932	24,251
Piper Jaffray Cos.	1,194	86,959
PJT Partners, Inc., Class A	1,588	66,378
Pzena Investment Management, Inc., Class A	1,231	9,959
Safeguard Scientifics, Inc. (1)	1,902	20,637
Siebert Financial Corp. (1)(2)	596	7,039
Silvercrest Asset Management Group, Inc., Class A	548	7,809
Stifel Financial Corp.	5,788	305,375
Value Line, Inc.	91	2,247
Virtus Investment Partners, Inc.	589	57,457
Waddell & Reed Financial, Inc., Class A (2)	6,178	106,818
Westwood Holdings Group, Inc.	603	21,268
WisdomTree Investments, Inc. (2)	9,928	70,092
		2,127,363

Chemicals - 1.9%
Advanced Emissions Solutions, Inc.	1,851	21,398
AdvanSix, Inc. (1)	2,631	75,168
AgroFresh Solutions, Inc. (1)	1,715	5,728
American Vanguard Corp.	2,506	43,153
Amyris, Inc. (1)	2,003	4,186
Balchem Corp.	2,718	252,230
Chase Corp.	627	58,023
Ferro Corp. (1)	7,188	136,069
Flotek Industries, Inc. (1)	4,728	15,319
FutureFuel Corp.	1,874	25,112
GCP Applied Technologies, Inc. (1)	5,997	177,511
Hawkins, Inc.	749	27,586
HB Fuller Co.	4,330	210,611
Ingevity Corp. (1)	3,544	374,282
Innophos Holdings, Inc.	1,613	48,616
Innospec, Inc.	2,039	169,951
Intrepid Potash, Inc. (1)	8,313	31,506
Koppers Holdings, Inc. (1)	1,811	47,050
Kraton Corp. (1)	2,659	85,567
Kronos Worldwide, Inc.	1,877	26,315
Livent Corp. (1)	12,684	155,759
LSB Industries, Inc. (1)	1,588	9,909
Marrone Bio Innovations, Inc. (1)	4,928	7,540
Minerals Technologies, Inc.	2,994	176,017
OMNOVA Solutions, Inc. (1)	3,910	27,448

PolyOne Corp.	6,798	199,249
PQ Group Holdings, Inc. (1)	3,089	46,860
Quaker Chemical Corp.	1,117	223,769
Rayonier Advanced Materials, Inc.	4,190	56,816
Sensient Technologies Corp.	3,523	238,824
Stepan Co.	1,696	148,434
Trecora Resources (1)	1,798	16,344
Tredegar Corp.	2,145	34,620
Trinseo SA	3,620	163,986
Tronox Holdings PLC, Class A	7,808	102,675
Valhi, Inc.	1,474	3,405
		3,447,036

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	5,683	206,577
ACCO Brands Corp.	8,823	75,525
Advanced Disposal Services, Inc. (1)	5,991	167,748
Brady Corp., Class A	3,952	183,412
BrightView Holdings, Inc. (1)	2,037	29,333
Brink’s Co. (The)	4,191	316,043
Casella Waste Systems, Inc., Class A (1)	3,588	127,589
CECO Environmental Corp. (1)	2,281	16,423
Charah Solutions, Inc. (1)	610	3,904
Cimpress NV (1)	1,851	148,321
CompX International, Inc.	124	1,814
Covanta Holding Corp.	9,669	167,370
Deluxe Corp.	3,829	167,404
Ennis, Inc.	2,271	47,146
Healthcare Services Group, Inc.	6,074	200,381
Heritage-Crystal Clean, Inc. (1)	1,244	34,148
Herman Miller, Inc.	4,847	170,518
HNI Corp.	3,661	132,858
Interface, Inc.	5,094	78,040
Kimball International, Inc., Class B	2,797	39,550
Knoll, Inc.	4,151	78,495
LSC Communications, Inc.	2,936	19,172
Matthews International Corp., Class A	2,488	91,932
McGrath RentCorp	2,018	114,158
Mobile Mini, Inc.	3,826	129,854
MSA Safety, Inc.	2,816	291,174
Multi-Color Corp.	1,200	59,868
NL Industries, Inc. (1)	532	2,064
PICO Holdings, Inc. (1)	1,974	19,543
Pitney Bowes, Inc.	15,446	106,114
Quad / Graphics, Inc.	2,476	29,464
RR Donnelley & Sons Co.	6,159	29,071
SP Plus Corp. (1)	1,895	64,657
Steelcase, Inc., Class A	7,435	108,179
Team, Inc. (1)	2,411	42,193
Tetra Tech, Inc.	4,620	275,306

UniFirst Corp.	1,305	200,318
US Ecology, Inc.	1,886	105,578
Viad Corp.	1,775	99,915
VSE Corp.	650	20,527
		4,201,686

Communications Equipment - 1.6%
Acacia Communications, Inc. (1)	2,263	129,783
ADTRAN, Inc.	4,115	56,376
Aerohive Networks, Inc. (1)	1,801	8,159
Applied Optoelectronics, Inc. (1)	1,515	18,483
CalAmp Corp. (1)	3,105	39,061
Calix, Inc. (1)	3,092	23,808
Casa Systems, Inc. (1)	2,241	18,600
Ciena Corp. (1)	12,039	449,536
Clearfield, Inc. (1)	1,022	15,023
Comtech Telecommunications Corp.	1,754	40,728
DASAN Zhone Solutions, Inc. (1)	513	5,484
Digi International, Inc. (1)	2,313	29,306
Extreme Networks, Inc. (1)	9,584	71,784
Finisar Corp. (1)	9,795	226,950
Harmonic, Inc. (1)	5,980	32,412
Infinera Corp. (1)	13,303	57,735
InterDigital, Inc.	2,888	190,550
KVH Industries, Inc. (1)	1,491	15,193
Lumentum Holdings, Inc. (1)	6,295	355,919
NETGEAR, Inc. (1)	2,672	88,497
NetScout Systems, Inc. (1)	6,378	179,030
Plantronics, Inc.	2,716	125,235
Quantenna Communications, Inc. (1)	2,962	72,065
Ribbon Communications, Inc. (1)	4,404	22,681
ViaSat, Inc. (1)(2)	4,556	353,090
Viavi Solutions, Inc. (1)	19,339	239,417
		2,864,905

Construction & Engineering - 1.0%
Aegion Corp. (1)	2,830	49,723
Ameresco, Inc., Class A (1)	1,452	23,493
Argan, Inc.	1,155	57,692
Comfort Systems USA, Inc.	3,048	159,685
Dycom Industries, Inc. (1)	2,549	117,101
EMCOR Group, Inc.	4,838	353,561
Granite Construction, Inc.	3,643	157,196
Great Lakes Dredge & Dock Corp. (1)	5,123	45,646
HC2 Holdings, Inc. (1)	3,578	8,766
IES Holdings, Inc. (1)	610	10,840
Infrastructure and Energy Alternatives, Inc. (1)	1,410	7,389
KBR, Inc.	11,969	228,488
MasTec, Inc. (1)(2)	5,283	254,112
MYR Group, Inc. (1)	1,170	40,517

Northwest Pipe Co. (1)	837	20,088
NV5 Global, Inc. (1)	775	46,004
Orion Group Holdings, Inc. (1)	2,350	6,862
Primoris Services Corp.	3,477	71,904
Sterling Construction Co., Inc. (1)	2,268	28,395
Tutor Perini Corp. (1)	3,186	54,544
Willscot Corp. (1)	2,728	30,254
		1,772,260

Construction Materials - 0.1%
Forterra, Inc. (1)	1,612	6,803
Summit Materials, Inc., Class A (1)	9,531	151,257
United States Lime & Minerals, Inc.	156	12,031
US Concrete, Inc. (1)	1,337	55,378
		225,469

Consumer Finance - 0.6%
Curo Group Holdings Corp. (1)	974	9,769
Elevate Credit, Inc. (1)	1,265	5,490
Encore Capital Group, Inc. (1)(2)	2,107	57,374
Enova International, Inc. (1)	2,903	66,247
EZCORP, Inc., Class A (1)	4,319	40,253
FirstCash, Inc.	3,573	309,065
Green Dot Corp., Class A (1)	4,013	243,388
LendingClub Corp. (1)	26,066	80,544
Nelnet, Inc., Class A	1,533	84,422
PRA Group, Inc. (1)	3,720	99,733
Regional Management Corp. (1)	935	22,833
World Acceptance Corp. (1)	500	58,565
		1,077,683

Containers & Packaging - 0.1%
Greif, Inc., Class A	2,211	91,204
Greif, Inc., Class B	446	21,805
Myers Industries, Inc.	2,705	46,282
UFP Technologies, Inc. (1)	499	18,663
		177,954

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,796	140,945
Funko, Inc., Class A (1)(2)	900	19,548
Weyco Group, Inc.	562	17,400
		177,893

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (1)	4,739	219,510
American Public Education, Inc. (1)	1,323	39,849
Career Education Corp. (1)	5,930	97,964
Carriage Services, Inc.	1,152	22,176
Chegg, Inc. (1)	8,873	338,239

Houghton Mifflin Harcourt Co. (1)	9,080	66,012
K12, Inc. (1)	3,081	105,155
Laureate Education, Inc., Class A (1)	7,819	117,050
Regis Corp. (1)	2,548	50,119
Sotheby’s (1)	2,751	103,850
Strategic Education, Inc.	1,687	221,520
Weight Watchers International, Inc. (1)	3,213	64,742
		1,446,186

Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA	2,614	52,071
Cannae Holdings, Inc. (1)	5,606	136,002
FGL Holdings	11,884	93,527
Marlin Business Services Corp.	795	17,092
On Deck Capital, Inc. (1)	3,739	20,265
		318,957

Diversified Telecommunication Services - 0.5%
ATN International, Inc.	816	46,014
Cincinnati Bell, Inc. (1)	3,835	36,586
Cogent Communications Holdings, Inc.	3,590	194,758
Consolidated Communications Holdings, Inc. (2)	5,584	60,921
Frontier Communications Corp. (1)(2)	8,904	17,719
Intelsat SA (1)	4,634	72,568
Iridium Communications, Inc. (1)	8,007	211,705
Ooma, Inc. (1)	1,488	19,701
ORBCOMM, Inc. (1)	5,583	37,853
pdvWireless, Inc. (1)	782	27,495
Vonage Holdings Corp. (1)	18,939	190,148
		915,468

Electric Utilities - 1.1%
ALLETE, Inc.	4,295	353,178
El Paso Electric Co.	3,374	198,459
IDACORP, Inc.	4,125	410,602
MGE Energy, Inc.	2,834	192,627
Otter Tail Corp.	3,182	158,527
PNM Resources, Inc.	6,587	311,829
Portland General Electric Co.	7,322	379,572
Spark Energy, Inc., Class A	1,012	9,017
		2,013,811

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	482	16,571
Atkore International Group, Inc. (1)	3,386	72,901
AZZ, Inc.	2,237	91,560
Babcock & Wilcox Enterprises, Inc. (1)(2)	2,775	1,141
Encore Wire Corp.	1,601	91,609
Energous Corp. (1)(2)	1,605	10,176
EnerSys	3,559	231,904

Enphase Energy, Inc. (1)(2)	6,624	61,140
FuelCell Energy, Inc. (1)	8,365	2,060
Generac Holdings, Inc. (1)	5,004	256,355
Plug Power, Inc. (1)(2)	19,616	47,078
Powell Industries, Inc.	811	21,532
Preformed Line Products Co.	222	11,786
Sunrun, Inc. (1)	7,461	104,902
Thermon Group Holdings, Inc. (1)	2,669	65,417
TPI Composites, Inc. (1)	1,211	34,659
Vicor Corp. (1)	1,422	44,110
Vivint Solar, Inc. (1)(2)	1,800	8,946
		1,173,847

Electronic Equipment, Instruments & Components - 2.4%
Anixter International, Inc. (1)	2,505	140,556
Arlo Technologies, Inc. (1)	6,268	25,887
AVX Corp.	3,566	61,834
Badger Meter, Inc.	2,464	137,097
Bel Fuse, Inc., Class B	968	24,471
Belden, Inc.	3,395	182,311
Benchmark Electronics, Inc.	3,644	95,655
Control4 Corp. (1)	2,143	36,281
CTS Corp.	2,562	75,246
Daktronics, Inc.	2,960	22,052
ePlus, Inc. (1)	1,064	94,207
Fabrinet (1)	3,011	157,656
FARO Technologies, Inc. (1)	1,341	58,883
Fitbit, Inc., Class A (1)	16,812	99,527
II-VI, Inc. (1)(2)	5,140	191,414
Insight Enterprises, Inc. (1)	2,991	164,684
Iteris, Inc. (1)	2,069	8,628
Itron, Inc. (1)	2,889	134,772
KEMET Corp.	4,697	79,708
Kimball Electronics, Inc. (1)	2,097	32,483
Knowles Corp. (1)	7,626	134,446
Maxwell Technologies, Inc. (1)	2,454	10,969
Mesa Laboratories, Inc.	273	62,926
Methode Electronics, Inc.	2,959	85,160
MTS Systems Corp.	1,475	80,328
Napco Security Technologies, Inc. (1)	1,045	21,673
nLight, Inc. (1)	1,840	40,995
Novanta, Inc. (1)	2,715	230,042
OSI Systems, Inc. (1)	1,376	120,538
PAR Technology Corp. (1)	873	21,354
Park Electrochemical Corp.	1,804	28,323
PC Connection, Inc.	756	27,723
Plexus Corp. (1)	2,586	157,617
Rogers Corp. (1)	1,524	242,133
Sanmina Corp. (1)	5,713	164,820
ScanSource, Inc. (1)	2,089	74,828

SYNNEX Corp.	3,517	335,487
Tech Data Corp. (1)	3,074	314,808
TTM Technologies, Inc. (1)	8,112	95,154
Vishay Intertechnology, Inc.	11,320	209,080
Vishay Precision Group, Inc. (1)	1,011	34,586
		4,316,342

Energy Equipment & Services - 1.3%
Archrock, Inc.	10,193	99,688
Basic Energy Services, Inc. (1)	1,528	5,806
Bristow Group, Inc. (1)(2)	2,689	2,985
C&J Energy Services, Inc. (1)	5,518	85,639
Cactus, Inc., Class A (1)	3,064	109,078
CARBO Ceramics, Inc. (1)	1,515	5,303
Covia Holdings Corp. (1)(2)	2,723	15,222
Dawson Geophysical Co. (1)	1,845	5,406
Diamond Offshore Drilling, Inc. (1)(2)	5,679	59,573
Dril-Quip, Inc. (1)	3,073	140,897
Era Group, Inc. (1)	1,735	20,022
Exterran Corp. (1)	2,624	44,214
Forum Energy Technologies, Inc. (1)	6,985	35,693
Frank’s International NV (1)	6,452	40,067
FTS International, Inc. (1)	2,704	27,040
Helix Energy Solutions Group, Inc. (1)	11,574	91,550
Independence Contract Drilling, Inc. (1)	2,336	6,471
ION Geophysical Corp. (1)	954	13,776
Keane Group, Inc. (1)	4,505	49,060
Key Energy Services, Inc. (1)(2)	906	3,678
KLX Energy Services Holdings, Inc. (1)	1,703	42,813
Liberty Oilfield Services, Inc., Class A (2)	3,659	56,312
Mammoth Energy Services, Inc.	1,056	17,582
Matrix Service Co. (1)	2,252	44,094
McDermott International, Inc. (1)	15,081	112,203
Natural Gas Services Group, Inc. (1)	1,066	18,453
NCS Multistage Holdings, Inc. (1)	969	5,019
Newpark Resources, Inc. (1)	7,671	70,266
Nine Energy Service, Inc. (1)	1,242	28,131
Noble Corp. plc (1)	21,442	61,539
Nuverra Environmental Solutions, Inc. (1)(2)	99	881
Oceaneering International, Inc. (1)	7,995	126,081
Oil States International, Inc. (1)	5,061	85,835
Pioneer Energy Services Corp. (1)	5,200	9,204
Profire Energy, Inc. (1)(2)	2,116	3,788
ProPetro Holding Corp. (1)	5,771	130,078
Quintana Energy Services, Inc. (1)	520	2,246
RigNet, Inc. (1)	1,109	10,835
Rowan Companies plc, Class A (1)	10,600	114,374
SEACOR Holdings, Inc. (1)	1,397	59,065
SEACOR Marine Holdings, Inc. (1)	1,248	16,611
Select Energy Services, Inc., Class A (1)	3,794	45,604

Smart Sand, Inc. (1)	1,879	8,362
Solaris Oilfield Infrastructure, Inc., Class A	2,541	41,774
Superior Energy Services, Inc. (1)	13,369	62,433
TETRA Technologies, Inc. (1)	9,415	22,031
Tidewater, Inc. (1)	2,421	56,143
Unit Corp. (1)	4,371	62,243
US Silica Holdings, Inc.	6,531	113,378
		2,288,546

Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A	3,946	58,598
Eros International plc (1)(2)	2,968	27,127
Glu Mobile, Inc. (1)	9,287	101,600
IMAX Corp. (1)	4,366	99,021
Liberty Media Corp-Liberty Braves, Class A (1)	713	19,921
Liberty Media Corp-Liberty Braves, Class C (1)	3,012	83,643
LiveXLive Media, Inc. (1)	2,426	13,052
Marcus Corp. (The)	1,651	66,123
Reading International, Inc., Class A (1)	1,506	24,036
Rosetta Stone, Inc. (1)	1,504	32,862
World Wrestling Entertainment, Inc., Class A (2)	3,520	305,466
		831,449

Equity Real Estate Investment Trusts (REITs) - 6.5%
Acadia Realty Trust	6,593	179,791
Agree Realty Corp.	2,776	192,488
Alexander & Baldwin, Inc.	5,720	145,517
Alexander’s, Inc.	184	69,215
American Assets Trust, Inc.	3,193	146,431
Americold Realty Trust	10,546	321,758
Armada Hoffler Properties, Inc.	3,925	61,191
Ashford Hospitality Trust, Inc.	6,276	29,811
Bluerock Residential Growth REIT, Inc.	1,454	15,674
Braemar Hotels & Resorts, Inc.	2,002	24,444
BRT Apartments Corp.	682	9,466
CareTrust REIT, Inc.	6,919	162,320
CatchMark Timber Trust, Inc., Class A	3,692	36,255
CBL & Associates Properties, Inc. (2)	14,116	21,880
Cedar Realty Trust, Inc.	7,099	24,137
Chatham Lodging Trust	3,800	73,112
Chesapeake Lodging Trust	5,134	142,777
City Office REIT, Inc.	2,990	33,817
Clipper Realty, Inc.	1,313	17,581
Community Healthcare Trust, Inc.	1,465	52,579
CoreCivic, Inc.	9,800	190,610
CorEnergy Infrastructure Trust, Inc.	821	30,172
CorePoint Lodging, Inc.	3,663	40,916
Cousins Properties, Inc.	34,695	335,154
DiamondRock Hospitality Co.	16,505	178,749
Easterly Government Properties, Inc.	4,821	86,826

EastGroup Properties, Inc.	2,915	325,431
Essential Properties Realty Trust, Inc.	2,933	57,252
Farmland Partners, Inc. (2)	2,798	17,907
First Industrial Realty Trust, Inc.	10,407	367,992
Four Corners Property Trust, Inc.	5,646	167,122
Franklin Street Properties Corp.	9,022	64,868
Front Yard Residential Corp.	4,415	40,927
GEO Group, Inc. (The)	10,121	194,323
Getty Realty Corp.	2,646	84,751
Gladstone Commercial Corp.	2,047	42,516
Gladstone Land Corp.	1,115	14,105
Global Medical REIT, Inc.	1,307	12,835
Global Net Lease, Inc.	6,318	119,410
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,908	125,841
Healthcare Realty Trust, Inc.	10,336	331,889
Hersha Hospitality Trust	3,227	55,311
Independence Realty Trust, Inc.	7,263	78,368
Industrial Logistics Properties Trust	5,413	109,180
InfraREIT, Inc. (1)	3,727	78,155
Innovative Industrial Properties, Inc.	764	62,411
Investors Real Estate Trust	989	59,251
iStar, Inc.	5,663	47,682
Jernigan Capital, Inc.	1,483	31,202
Kite Realty Group Trust	6,589	105,358
Lexington Realty Trust	17,733	160,661
LTC Properties, Inc.	3,261	149,354
Mack-Cali Realty Corp.	7,712	171,206
MedEquities Realty Trust, Inc.	2,516	28,003
Monmouth Real Estate Investment Corp.	7,225	95,225
National Health Investors, Inc.	3,368	264,556
National Storage Affiliates Trust	4,691	133,740
New Senior Investment Group, Inc.	7,208	39,284
NexPoint Residential Trust, Inc.	1,463	56,091
NorthStar Realty Europe Corp.	3,827	66,437
Office Properties Income Trust	3,944	109,012
One Liberty Properties, Inc.	1,012	29,348
Pebblebrook Hotel Trust	10,713	332,746
Pennsylvania Real Estate Investment Trust	5,900	37,111
Physicians Realty Trust	14,836	279,065
Piedmont Office Realty Trust, Inc., Class A	10,600	221,010
PotlatchDeltic Corp.	5,595	211,435
Preferred Apartment Communities, Inc., Class A	3,317	49,158
PS Business Parks, Inc.	1,643	257,672
QTS Realty Trust, Inc., Class A	4,209	189,363
Retail Opportunity Investments Corp.	9,292	161,123
Rexford Industrial Realty, Inc.	7,542	270,079
RLJ Lodging Trust	14,536	255,398
RPT Realty	6,804	81,716
Ryman Hospitality Properties, Inc.	3,736	307,249
Sabra Health Care REIT, Inc.	14,986	291,777

Safehold, Inc.	882	19,236
Saul Centers, Inc.	978	50,240
Seritage Growth Properties REIT, Class A (2)	2,736	121,588
Spirit MTA REIT	3,524	22,871
STAG Industrial, Inc.	8,107	240,373
Summit Hotel Properties, Inc.	8,982	102,485
Sunstone Hotel Investors, Inc.	18,974	273,226
Tanger Factory Outlet Centers, Inc.	7,419	155,651
Terreno Realty Corp.	4,825	202,843
Tier REIT, Inc.	4,188	120,028
UMH Properties, Inc.	2,445	34,426
Universal Health Realty Income Trust	1,113	84,265
Urban Edge Properties	8,983	170,677
Urstadt Biddle Properties, Inc., Class A	2,285	47,162
Washington Prime Group, Inc.	16,051	90,688
Washington Real Estate Investment Trust	6,781	192,445
Whitestone REIT	3,231	38,837
Xenia Hotels & Resorts, Inc.	9,363	205,143
		11,636,761

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,192	70,648
BJ’s Wholesale Club Holdings, Inc. (1)	10,286	281,836
Chefs’ Warehouse, Inc. (The) (1)	1,833	56,915
Ingles Markets, Inc., Class A	1,087	30,023
Natural Grocers by Vitamin Cottage, Inc. (1)	875	10,456
Performance Food Group Co. (1)	8,343	330,717
PriceSmart, Inc.	1,788	105,278
Rite Aid Corp. (1)(2)	87,000	55,245
Smart & Final Stores, Inc. (1)	1,874	9,258
SpartanNash Co.	3,190	50,625
United Natural Foods, Inc. (1)	4,050	53,541
Village Super Market, Inc., Class A	640	17,491
Weis Markets, Inc.	747	30,485
		1,102,518

Food Products - 1.1%
Alico, Inc.	267	7,265
B&G Foods, Inc.	5,223	127,546
Cal-Maine Foods, Inc. (2)	2,448	109,254
Calavo Growers, Inc. (2)	1,337	112,108
Darling Ingredients, Inc. (1)	13,576	293,920
Dean Foods Co. (2)	7,914	23,979
Farmer Bros Co. (1)	847	16,949
Fresh Del Monte Produce, Inc.	2,531	68,413
Freshpet, Inc. (1)	2,152	91,008
Hostess Brands, Inc. (1)	8,294	103,675
J&J Snack Foods Corp.	1,240	196,962
John B. Sanfilippo & Son, Inc.	716	51,459
Lancaster Colony Corp.	1,572	246,317

Landec Corp. (1)	2,282	28,023
Limoneira Co.	1,228	28,895
Sanderson Farms, Inc. (2)	1,635	215,558
Seneca Foods Corp., Class A (1)	594	14,612
Simply Good Foods Co. (The) (1)	5,116	105,338
Tootsie Roll Industries, Inc.	1,616	60,182
		1,901,463

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,388	126,600
New Jersey Resources Corp.	7,271	362,023
Northwest Natural Holding Co.	2,294	150,555
ONE Gas, Inc.	4,345	386,835
RGC Resources, Inc.	587	15,561
South Jersey Industries, Inc. (2)	7,639	244,983
Southwest Gas Holdings, Inc.	4,365	359,065
Spire, Inc.	4,040	332,452
		1,978,074

Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (1)	6,420	30,623
AngioDynamics, Inc. (1)	3,206	73,289
Anika Therapeutics, Inc. (1)	1,202	36,348
Antares Pharma, Inc. (1)	12,612	38,214
AtriCure, Inc. (1)	2,794	74,851
Atrion Corp.	110	96,655
Avanos Medical, Inc. (1)	3,913	167,007
AxoGen, Inc. (1)(2)	2,668	56,188
Axonics Modulation Technologies, Inc. (1)	570	13,652
Cardiovascular Systems, Inc. (1)	2,803	108,364
Cerus Corp. (1)	10,738	66,898
CONMED Corp.	2,086	173,513
CryoLife, Inc. (1)	3,149	91,856
CryoPort, Inc. (1)(2)	2,090	27,003
Cutera, Inc. (1)	1,118	19,744
CytoSorbents Corp. (1)	2,668	20,197
ElectroCore, Inc. (1)	480	3,360
Endologix, Inc. (1)	700	4,627
FONAR Corp. (1)	535	10,951
GenMark Diagnostics, Inc. (1)	3,729	26,439
Glaukos Corp. (1)	2,754	215,831
Globus Medical, Inc., Class A (1)	6,051	298,980
Haemonetics Corp. (1)	4,317	377,651
Helius Medical Technologies, Inc. (1)(2)	1,518	10,110
Heska Corp. (1)	514	43,752
Inogen, Inc. (1)	1,440	137,333
Integer Holdings Corp. (1)	2,583	194,810
IntriCon Corp. (1)	564	14,145
Invacare Corp.	2,498	20,908
iRadimed Corp. (1)(2)	282	7,921

iRhythm Technologies, Inc. (1)	1,981	148,496
Lantheus Holdings, Inc. (1)	3,109	76,108
LeMaitre Vascular, Inc.	1,302	40,362
LivaNova plc (1)	4,059	394,738
Meridian Bioscience, Inc.	3,556	62,621
Merit Medical Systems, Inc. (1)	4,386	271,186
Natus Medical, Inc. (1)	2,809	71,292
Neogen Corp. (1)	4,194	240,694
Neuronetics, Inc. (1)	1,051	16,028
Nevro Corp. (1)	2,432	152,024
Novocure Ltd. (1)	6,033	290,610
NuVasive, Inc. (1)	4,291	243,686
Nuvectra Corp. (1)	1,129	12,430
OraSure Technologies, Inc. (1)	4,811	53,643
Orthofix Medical, Inc. (1)	1,448	81,682
OrthoPediatrics Corp. (1)	650	28,750
Oxford Immunotec Global plc (1)	1,917	33,030
Pulse Biosciences, Inc. (1)	800	14,072
Quidel Corp. (1)	2,752	180,173
Rockwell Medical, Inc. (1)(2)	3,471	19,750
RTI Surgical Holdings, Inc. (1)	4,427	26,606
SeaSpine Holdings Corp. (1)	1,048	15,804
Senseonics Holdings, Inc. (1)	7,040	17,248
SI-BONE, Inc. (1)	690	13,000
Sientra, Inc. (1)	2,102	18,035
STAAR Surgical Co. (1)	3,475	118,810
SurModics, Inc. (1)	1,145	49,785
Tactile Systems Technology, Inc. (1)	1,512	79,713
Tandem Diabetes Care, Inc. (1)	4,137	262,700
TransEnterix, Inc. (1)	12,517	29,790
Utah Medical Products, Inc.	296	26,122
Vapotherm, Inc. (1)	380	7,467
Varex Imaging Corp. (1)	3,308	112,075
ViewRay, Inc. (1)(2)	4,356	32,191
Wright Medical Group NV (1)	10,340	325,193
		6,027,134

Health Care Providers & Services - 1.7%
AAC Holdings, Inc. (1)	500	920
Addus HomeCare Corp. (1)	779	49,537
Amedisys, Inc. (1)	2,220	273,637
American Renal Associates Holdings, Inc. (1)	680	4,175
AMN Healthcare Services, Inc. (1)	3,800	178,942
Apollo Medical Holdings, Inc. (1)(2)	272	4,983
BioScrip, Inc. (1)	9,711	19,422
BioTelemetry, Inc. (1)	2,654	166,194
Brookdale Senior Living, Inc. (1)	15,634	102,872
Capital Senior Living Corp. (1)	2,506	9,999
Community Health Systems, Inc. (1)	8,353	31,157
CorVel Corp. (1)	831	54,214

Cross Country Healthcare, Inc. (1)	2,877	20,225
Diplomat Pharmacy, Inc. (1)	4,672	27,144
Ensign Group, Inc. (The)	3,978	203,634
Genesis Healthcare, Inc. (1)	2,829	4,074
Guardant Health, Inc. (1)(2)	1,196	91,733
HealthEquity, Inc. (1)(2)	4,563	337,571
LHC Group, Inc. (1)	2,455	272,161
Magellan Health, Inc. (1)	1,968	129,731
National HealthCare Corp.	985	74,742
National Research Corp., Class A	705	27,213
Owens & Minor, Inc.	5,393	22,111
Patterson Cos., Inc.	6,599	144,188
PetIQ, Inc. (1)	1,303	40,927
Providence Service Corp. (The) (1)	931	62,023
Quorum Health Corp. (1)	2,427	3,398
R1 RCM, Inc. (1)	8,804	85,135
RadNet, Inc. (1)	2,930	36,303
Select Medical Holdings Corp. (1)	9,219	129,896
Surgery Partners, Inc. (1)	1,656	18,680
Tenet Healthcare Corp. (1)	6,799	196,083
Tivity Health, Inc. (1)	3,765	66,113
Triple-S Management Corp., Class B (1)	1,643	37,493
US Physical Therapy, Inc.	1,039	109,126
		3,035,756

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (1)	14,810	141,287
Castlight Health, Inc., Class B (1)	5,617	21,064
Computer Programs & Systems, Inc.	938	27,849
Evolent Health, Inc., Class A (1)	5,757	72,423
HealthStream, Inc. (1)	2,005	56,260
HMS Holdings Corp. (1)	6,914	204,723
Inovalon Holdings, Inc., Class A (1)	5,504	68,415
Inspire Medical Systems, Inc. (1)	1,219	69,215
Medidata Solutions, Inc. (1)	4,744	347,451
NantHealth, Inc. (1)(2)	548	504
NextGen Healthcare, Inc. (1)	4,587	77,199
Omnicell, Inc. (1)	3,219	260,224
Simulations Plus, Inc.	960	20,266
Tabula Rasa HealthCare, Inc. (1)(2)	1,412	79,665
Teladoc Health, Inc. (1)	5,572	309,803
Vocera Communications, Inc. (1)	2,455	77,652
		1,834,000

Hotels, Restaurants & Leisure - 2.8%
BBX Capital Corp.	5,432	32,157
Belmond Ltd., Class A (1)	7,456	185,878
Biglari Holdings, Inc., Class A (1)	8	5,883
Biglari Holdings, Inc., Class B (1)	80	11,309
BJ’s Restaurants, Inc.	1,671	79,005

Bloomin’ Brands, Inc.	6,931	141,739
Bluegreen Vacations Corp.	637	9,466
Boyd Gaming Corp.	6,857	187,608
Brinker International, Inc.	3,201	142,060
Carrols Restaurant Group, Inc. (1)	3,096	30,867
Century Casinos, Inc. (1)	1,662	15,058
Cheesecake Factory, Inc. (The)	3,461	169,312
Churchill Downs, Inc.	2,967	267,801
Chuy’s Holdings, Inc. (1)	1,271	28,941
Cracker Barrel Old Country Store, Inc.	1,603	259,061
Dave & Buster’s Entertainment, Inc. (2)	3,322	165,668
Del Frisco’s Restaurant Group, Inc. (1)	3,154	20,217
Del Taco Restaurants, Inc. (1)	2,895	29,124
Denny’s Corp. (1)	4,997	91,695
Dine Brands Global, Inc. (2)	1,363	124,428
Drive Shack, Inc. (1)	5,300	23,797
El Pollo Loco Holdings, Inc. (1)	1,580	20,556
Eldorado Resorts, Inc. (1)	5,343	249,465
Empire Resorts, Inc. (1)	270	2,714
Fiesta Restaurant Group, Inc. (1)	2,070	27,138
Golden Entertainment, Inc. (1)	1,501	21,254
Habit Restaurants, Inc. (The), Class A (1)	1,773	19,184
International Speedway Corp., Class A	1,938	84,555
J. Alexander’s Holdings, Inc. (1)	1,066	10,468
Jack in the Box, Inc.	2,124	172,171
Lindblad Expeditions Holdings, Inc. (1)	1,767	26,947
Marriott Vacations Worldwide Corp.	3,211	300,229
Monarch Casino & Resort, Inc. (1)	917	40,275
Nathan’s Famous, Inc.	237	16,211
Noodles & Co. (1)	970	6,596
Papa John’s International, Inc. (2)	1,738	92,027
Penn National Gaming, Inc. (1)	8,928	179,453
Planet Fitness, Inc., Class A (1)	7,399	508,459
PlayAGS, Inc. (1)	1,838	43,983
Potbelly Corp. (1)	1,684	14,331
RCI Hospitality Holdings, Inc.	797	18,307
Red Lion Hotels Corp. (1)	1,106	8,936
Red Robin Gourmet Burgers, Inc. (1)	1,090	31,403
Red Rock Resorts, Inc., Class A	5,966	154,221
Ruth’s Hospitality Group, Inc.	2,317	59,292
Scientific Games Corp., Class A (1)	4,584	93,605
SeaWorld Entertainment, Inc. (1)	4,345	111,927
Shake Shack, Inc., Class A (1)	1,927	113,982
Speedway Motorsports, Inc.	1,049	15,179
Texas Roadhouse, Inc.	5,653	351,560
Town Sports International Holdings, Inc. (1)	1,228	5,845
Wingstop, Inc.	2,416	183,689
		5,005,036

Household Durables - 1.5%

Bassett Furniture Industries, Inc.	830	13,620
Beazer Homes USA, Inc. (1)	2,686	30,916
Cavco Industries, Inc. (1)	750	88,147
Century Communities, Inc. (1)	2,337	56,018
Ethan Allen Interiors, Inc.	1,924	36,806
Flexsteel Industries, Inc.	560	12,986
GoPro, Inc., Class A (1)	8,727	56,725
Green Brick Partners, Inc. (1)	1,909	16,704
Hamilton Beach Brands Holding Co., Class A	584	12,533
Helen of Troy Ltd. (1)	2,123	246,183
Hooker Furniture Corp.	834	24,044
Hovnanian Enterprises, Inc., Class A (1)(2)	390	4,282
Installed Building Products, Inc. (1)	1,894	91,859
iRobot Corp. (1)	2,219	261,154
KB Home	7,206	174,169
La-Z-Boy, Inc.	3,892	128,397
Legacy Housing Corp. (1)(2)	380	4,522
LGI Homes, Inc. (1)(2)	1,518	91,444
Lifetime Brands, Inc.	858	8,108
Lovesac Co. (The) (1)	300	8,343
M / I Homes, Inc. (1)	2,260	60,161
MDC Holdings, Inc.	3,785	109,992
Meritage Homes Corp. (1)	3,303	147,677
New Home Co., Inc. (The) (1)	775	3,689
Purple Innovation, Inc. (1)	356	1,652
Roku, Inc. (1)	3,600	232,236
Skyline Champion Corp.	2,383	45,277
Sonos, Inc. (1)(2)	1,321	13,593
Taylor Morrison Home Corp., Class A (1)	9,400	166,850
TopBuild Corp. (1)	3,024	196,016
TRI Pointe Group, Inc. (1)	11,765	148,710
Tupperware Brands Corp.	4,044	103,446
Turtle Beach Corp. (1)(2)	694	7,884
Universal Electronics, Inc. (1)	1,223	45,434
Vuzix Corp. (1)(2)	2,084	6,377
William Lyon Homes, Class A (1)	2,707	41,607
ZAGG, Inc. (1)	2,279	20,671
		2,718,232

Household Products - 0.2%
Central Garden & Pet Co. (1)(2)	789	20,167
Central Garden & Pet Co., Class A (1)	3,454	80,305
Oil-Dri Corp. of America	406	12,643
WD-40 Co.	1,138	192,823
		305,938

Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (1)(2)	10,236	25,794
Clearway Energy, Inc., Class A	2,663	38,720
Clearway Energy, Inc., Class C	6,091	92,035

Ormat Technologies, Inc.	3,359	185,249
Pattern Energy Group, Inc., Class A	6,822	150,084
TerraForm Power, Inc., Class A	6,070	83,402
		575,284

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,174	121,786

Insurance - 2.5%
Ambac Financial Group, Inc. (1)	3,798	68,820
American Equity Investment Life Holding Co.	7,661	207,000
AMERISAFE, Inc.	1,636	97,178
Argo Group International Holdings Ltd.	2,702	190,923
Citizens, Inc. (1)	3,380	22,545
CNO Financial Group, Inc.	13,523	218,802
Crawford & Co., Class B	933	8,518
Donegal Group, Inc., Class A	916	12,320
eHealth, Inc. (1)	1,808	112,711
EMC Insurance Group, Inc.	745	23,751
Employers Holdings, Inc.	2,669	107,054
Enstar Group Ltd. (1)	983	171,042
FBL Financial Group, Inc., Class A	766	48,043
FedNat Holding Co.	1,014	16,264
Genworth Financial, Inc., Class A (1)	43,475	166,509
Global Indemnity Ltd.	810	24,608
Goosehead Insurance, Inc., Class A	744	20,743
Greenlight Capital Re Ltd., Class A (1)(2)	2,647	28,773
Hallmark Financial Services, Inc. (1)	1,205	12,532
HCI Group, Inc.	611	26,108
Health Insurance Innovations, Inc., Class A (1)	983	26,364
Heritage Insurance Holdings, Inc.	1,906	27,828
Horace Mann Educators Corp.	3,502	123,305
Independence Holding Co.	394	13,888
Investors Title Co.	111	17,527
James River Group Holdings Ltd.	2,155	86,372
Kemper Corp.	4,335	330,067
Kingstone Cos., Inc.	796	11,733
Kinsale Capital Group, Inc.	1,696	116,295
Maiden Holdings Ltd.	5,756	4,275
MBIA, Inc. (1)	7,302	69,515
National General Holdings Corp.	5,186	123,064
National Western Life Group, Inc., Class A	193	50,657
Navigators Group, Inc. (The)	1,783	124,578
NI Holdings, Inc. (1)	903	14,448
Primerica, Inc.	3,614	441,450
ProAssurance Corp.	4,418	152,907
Protective Insurance Corp., Class B	853	15,798
RLI Corp.	3,285	235,699
Safety Insurance Group, Inc.	1,242	108,228
Selective Insurance Group, Inc.	4,910	310,705

State Auto Financial Corp.	1,338	44,047
Stewart Information Services Corp.	1,974	84,270
Third Point Reinsurance Ltd. (1)	6,160	63,941
Tiptree, Inc., Class A	2,311	14,629
Trupanion, Inc. (1)(2)	1,971	64,530
United Fire Group, Inc.	1,866	81,563
United Insurance Holdings Corp.	1,483	23,580
Universal Insurance Holdings, Inc.	2,530	78,430
		4,443,937

Interactive Media & Services - 0.4%
Care.com, Inc. (1)	1,627	32,150
Cargurus, Inc. (1)	4,086	163,685
Cars.com, Inc. (1)(2)	5,846	133,289
Liberty TripAdvisor Holdings, Inc., Class A (1)	6,271	88,986
Meet Group, Inc. (The) (1)	5,878	29,566
QuinStreet, Inc. (1)	3,693	49,449
Travelzoo, Inc. (1)	416	5,574
TrueCar, Inc. (1)	7,838	52,044
Yelp, Inc. (1)	6,820	235,290
		790,033

Internet & Direct Marketing Retail - 0.8%
1-800-Flowers.com, Inc., Class A (1)	2,081	37,937
Duluth Holdings, Inc., Class B (1)(2)	634	15,115
Etsy, Inc. (1)	9,959	669,444
Gaia, Inc. (1)(2)	1,050	9,607
Groupon, Inc. (1)	36,777	130,558
Lands’ End, Inc. (1)	879	14,600
Leaf Group Ltd. (1)	1,040	8,341
Liberty Expedia Holdings, Inc., Class A (1)	4,550	194,740
Liquidity Services, Inc. (1)	2,122	16,361
Overstock.com, Inc. (1)(2)	1,867	31,029
PetMed Express, Inc. (2)	1,778	40,503
Quotient Technology, Inc. (1)	6,468	63,839
Remark Holdings, Inc. (1)	2,607	4,823
Shutterfly, Inc. (1)	2,825	114,808
Shutterstock, Inc.	1,515	70,644
Stamps.com, Inc. (1)	1,448	117,882
		1,540,231

IT Services - 2.0%
Brightcove, Inc. (1)	2,425	20,394
CACI International, Inc., Class A (1)	2,050	373,141
Carbonite, Inc. (1)	2,527	62,695
Cardtronics plc, Class A (1)	3,306	117,627
Cass Information Systems, Inc.	1,244	58,841
CSG Systems International, Inc.	2,770	117,171
Endurance International Group Holdings, Inc. (1)	5,998	43,485
Everi Holdings, Inc. (1)	5,591	58,817

EVERTEC, Inc.	5,077	141,191
Evo Payments, Inc., Class A (1)	1,979	57,490
Exela Technologies, Inc. (1)	4,038	13,487
ExlService Holdings, Inc. (1)	2,811	168,716
GTT Communications, Inc. (1)	3,635	126,134
Hackett Group, Inc. (The)	1,931	30,510
I3 Verticals, Inc., Class A (1)(2)	636	15,277
Information Services Group, Inc. (1)	2,421	9,030
Internap Corp. (1)	1,753	8,695
Limelight Networks, Inc. (1)	9,183	29,661
LiveRamp Holdings, Inc. (1)	5,589	304,992
ManTech International Corp., Class A	2,262	122,193
MAXIMUS, Inc.	5,312	377,046
MoneyGram International, Inc. (1)	2,614	5,333
NIC, Inc.	5,484	93,722
Perficient, Inc. (1)	2,876	78,774
Perspecta, Inc.	12,000	242,640
PFSweb, Inc. (1)	1,362	7,096
Presidio, Inc.	3,358	49,698
PRGX Global, Inc. (1)	1,817	14,391
Science Applications International Corp.	4,145	318,958
ServiceSource International, Inc. (1)	5,266	4,852
Sykes Enterprises, Inc. (1)	3,342	94,512
Travelport Worldwide Ltd.	10,900	171,457
TTEC Holdings, Inc.	1,255	45,469
Tucows, Inc., Class A (1)(2)	790	64,132
Unisys Corp. (1)	3,852	44,953
Virtusa Corp. (1)	2,429	129,830
		3,622,410

Leisure Products - 0.3%
Acushnet Holdings Corp.	2,689	62,224
American Outdoor Brands Corp. (1)	4,733	44,206
Callaway Golf Co.	8,143	129,718
Clarus Corp.	1,804	23,109
Escalade, Inc.	888	9,919
Johnson Outdoors, Inc., Class A	405	28,901
Malibu Boats, Inc., Class A (1)	1,736	68,711
Marine Products Corp.	813	10,951
MasterCraft Boat Holdings, Inc. (1)	1,615	36,451
Nautilus, Inc. (1)	2,675	14,873
Sturm Ruger & Co., Inc.	1,458	77,303
Vista Outdoor, Inc. (1)	5,021	40,218
YETI Holdings, Inc. (1)(2)	1,400	42,350
		588,934

Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (1)	2,287	48,073
Cambrex Corp. (1)	2,752	106,915
ChromaDex Corp. (1)(2)	3,310	13,869

Codexis, Inc. (1)	4,127	84,727
Enzo Biochem, Inc. (1)	3,092	8,441
Fluidigm Corp. (1)	2,221	29,517
Harvard Bioscience, Inc. (1)	2,884	12,430
Luminex Corp.	3,221	74,115
Medpace Holdings, Inc. (1)	1,808	106,618
NanoString Technologies, Inc. (1)	2,083	49,846
NeoGenomics, Inc. (1)	6,767	138,453
Pacific Biosciences of California, Inc. (1)	11,309	81,764
Quanterix Corp. (1)	420	10,849
Syneos Health, Inc. (1)	5,148	266,461
		1,032,078

Machinery - 3.5%
Actuant Corp., Class A	5,083	123,873
Alamo Group, Inc.	815	81,451
Albany International Corp., Class A	2,473	177,042
Altra Industrial Motion Corp.	5,117	158,883
Astec Industries, Inc.	1,870	70,611
Barnes Group, Inc.	3,944	202,761
Blue Bird Corp. (1)	1,311	22,195
Briggs & Stratton Corp.	3,442	40,719
Chart Industries, Inc. (1)	2,569	232,546
CIRCOR International, Inc. (1)	1,323	43,130
Columbus McKinnon Corp.	1,673	57,468
Commercial Vehicle Group, Inc. (1)	2,209	16,943
DMC Global, Inc.	1,092	54,207
Douglas Dynamics, Inc.	1,724	65,633
Eastern Co. (The)	490	13,485
Energy Recovery, Inc. (1)	2,683	23,423
EnPro Industries, Inc.	1,761	113,496
ESCO Technologies, Inc.	2,195	147,131
Evoqua Water Technologies Corp. (1)	6,364	80,059
Federal Signal Corp.	4,825	125,402
Franklin Electric Co., Inc.	3,978	203,236
FreightCar America, Inc. (1)	1,042	6,419
Gencor Industries, Inc. (1)	603	7,453
Global Brass & Copper Holdings, Inc.	1,904	65,574
Gorman-Rupp Co. (The)	1,373	46,600
Graham Corp.	863	16,941
Greenbrier Cos., Inc. (The)	2,628	84,700
Harsco Corp. (1)	6,801	137,108
Hillenbrand, Inc.	5,117	212,509
Hurco Cos., Inc.	529	21,335
Hyster-Yale Materials Handling, Inc.	907	56,560
John Bean Technologies Corp.	2,558	235,055
Kadant, Inc.	952	83,738
Kennametal, Inc.	6,794	249,679
LB Foster Co., Class A (1)	731	13,757
Lindsay Corp. (2)	920	89,047

Lydall, Inc. (1)	1,313	30,803
Manitex International, Inc. (1)	1,323	10,121
Manitowoc Co., Inc. (The) (1)	2,727	44,750
Meritor, Inc. (1)	6,745	137,261
Milacron Holdings Corp. (1)	5,788	65,520
Miller Industries, Inc.	1,050	32,392
Mueller Industries, Inc.	4,894	153,378
Mueller Water Products, Inc., Class A	13,464	135,179
Navistar International Corp. (1)	4,102	132,495
NN, Inc. (2)	3,488	26,125
Omega Flex, Inc.	248	18,798
Park-Ohio Holdings Corp.	726	23,508
Proto Labs, Inc. (1)	2,312	243,084
RBC Bearings, Inc. (1)	1,959	249,126
REV Group, Inc.	2,574	28,185
Rexnord Corp. (1)	8,796	221,131
Spartan Motors, Inc.	2,591	22,878
SPX Corp. (1)	3,739	130,080
SPX FLOW, Inc. (1)	3,637	116,020
Standex International Corp.	1,097	80,520
Sun Hydraulics Corp.	2,322	107,996
Tennant Co.	1,548	96,115
Titan International, Inc.	3,947	23,564
TriMas Corp. (1)	3,997	120,829
Twin Disc, Inc. (1)	749	12,471
Wabash National Corp.	5,041	68,305
Watts Water Technologies, Inc., Class A	2,402	194,130
Woodward, Inc.	4,454	422,640
		6,327,573

Marine - 0.1%
Costamare, Inc.	3,142	16,338
Eagle Bulk Shipping, Inc. (1)	3,373	15,684
Genco Shipping & Trading Ltd. (1)	675	5,036
Matson, Inc.	3,522	127,109
Safe Bulkers, Inc. (1)(2)	4,225	6,169
Scorpio Bulkers, Inc.	4,249	16,316
		186,652

Media - 1.4%
Beasley Broadcast Group, Inc., Class A	429	1,707
Boston Omaha Corp., Class A (1)	425	10,600
Cardlytics, Inc. (1)(2)	460	7,608
Central European Media Enterprises Ltd., Class A (1)	6,603	26,280
Clear Channel Outdoor Holdings, Inc., Class A (1)	3,136	16,778
Daily Journal Corp. (1)(2)	88	18,841
Emerald Expositions Events, Inc.	2,053	26,073
Entercom Communications Corp., Class A (2)	10,833	56,873
Entravision Communications Corp., Class A	5,618	18,202
EW Scripps Co. (The), Class A	3,793	79,653

Fluent, Inc. (1)	2,683	15,078
Gannett Co., Inc.	9,346	98,507
Gray Television, Inc. (1)	6,791	145,056
Hemisphere Media Group, Inc. (1)	1,449	20,431
Liberty Latin America Ltd., Class A (1)	3,700	71,558
Liberty Latin America Ltd., Class C (1)	9,482	184,425
Loral Space & Communications, Inc. (1)	1,011	36,447
MDC Partners, Inc., Class A (1)	4,777	10,748
Meredith Corp.	3,302	182,469
MSG Networks, Inc., Class A (1)	4,763	103,595
National CineMedia, Inc.	6,430	45,331
New Media Investment Group, Inc.	4,995	52,447
New York Times Co. (The), Class A	10,749	353,105
Nexstar Media Group, Inc., Class A	3,718	402,920
Saga Communications, Inc., Class A	394	13,077
Scholastic Corp.	2,336	92,879
Sinclair Broadcast Group, Inc., Class A	5,587	214,988
TechTarget, Inc. (1)	1,656	26,943
TEGNA, Inc.	18,200	256,620
Tribune Publishing Co. (1)	1,415	16,683
WideOpenWest, Inc. (1)(2)	1,802	16,398
		2,622,320

Metals & Mining - 1.1%
AK Steel Holding Corp. (1)(2)	27,698	76,170
Allegheny Technologies, Inc. (1)	10,475	267,846
Carpenter Technology Corp.	3,994	183,125
Century Aluminum Co. (1)	4,377	38,868
Cleveland-Cliffs, Inc. (2)	24,142	241,179
Coeur Mining, Inc. (1)	15,243	62,191
Commercial Metals Co.	9,924	169,502
Compass Minerals International, Inc.	2,841	154,465
Ferroglobe Representation & Warranty Insurance Trust (1)(4)	5,015	—
Gold Resource Corp.	3,896	15,311
Haynes International, Inc.	1,062	34,866
Hecla Mining Co.	37,808	86,958
Kaiser Aluminum Corp.	1,334	139,710
Materion Corp.	1,555	88,728
Olympic Steel, Inc.	846	13,426
Ramaco Resources, Inc. (1)	430	2,494
Ryerson Holding Corp. (1)	965	8,260
Schnitzer Steel Industries, Inc., Class A	2,273	54,552
SunCoke Energy, Inc. (1)	5,034	42,739
Synalloy Corp.	692	10,518
TimkenSteel Corp. (1)	3,081	33,460
Universal Stainless & Alloy Products, Inc. (1)	585	9,693
Warrior Met Coal, Inc.	3,399	103,330
Worthington Industries, Inc.	3,367	125,656
		1,963,047

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AG Mortgage Investment Trust, Inc.	2,395	40,332
Anworth Mortgage Asset Corp.	8,089	32,679
Apollo Commercial Real Estate Finance, Inc.	10,292	187,314
Arbor Realty Trust, Inc.	6,036	78,287
Ares Commercial Real Estate Corp.	2,562	38,917
ARMOUR Residential REIT, Inc.	4,217	82,358
Blackstone Mortgage Trust, Inc., Class A	9,429	325,866
Capstead Mortgage Corp.	7,003	60,156
Cherry Hill Mortgage Investment Corp.	1,030	17,737
Colony Credit Real Estate, Inc.	6,877	107,694
Dynex Capital, Inc.	5,666	34,506
Exantas Capital Corp.	2,766	29,402
Granite Point Mortgage Trust, Inc.	4,168	77,400
Great Ajax Corp.	1,009	13,864
Invesco Mortgage Capital, Inc.	10,602	167,511
KKR Real Estate Finance Trust, Inc. (2)	1,449	29,009
Ladder Capital Corp.	7,193	122,425
New York Mortgage Trust, Inc.	12,860	78,317
Orchid Island Capital, Inc.	3,691	24,287
PennyMac Mortgage Investment Trust	5,125	106,139
Ready Capital Corp. (2)	2,418	35,472
Redwood Trust, Inc.	7,879	127,246
TPG RE Finance Trust, Inc.	2,646	51,862
Western Asset Mortgage Capital Corp.	3,699	37,841
		1,906,621

Multi-Utilities - 0.5%
Avista Corp.	5,439	220,932
Black Hills Corp.	4,468	330,945
NorthWestern Corp.	4,199	295,652
Unitil Corp.	1,083	58,666
		906,195

Multiline Retail - 0.3%
Big Lots, Inc.	3,466	131,777
Dillard’s, Inc., Class A (2)	920	66,258
J.C. Penney Co., Inc. (1)(2)	27,238	40,585
Ollie’s Bargain Outlet Holdings, Inc. (1)	4,147	353,864
		592,484

Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (1)	12,335	15,419
Adams Resources & Energy, Inc.	189	7,382
Alta Mesa Resources, Inc. (1)	8,216	2,181
Approach Resources, Inc. (1)	3,777	1,336
Arch Coal, Inc., Class A (2)	1,530	139,643
Ardmore Shipping Corp. (1)	2,717	16,737
Berry Petroleum Corp.	4,570	52,738
Bonanza Creek Energy, Inc. (1)	1,784	40,479

California Resources Corp. (1)(2)	3,768	96,875
Callon Petroleum Co. (1)(2)	18,975	143,261
Carrizo Oil & Gas, Inc. (1)(2)	7,191	89,672
Clean Energy Fuels Corp. (1)	11,983	37,027
CONSOL Energy, Inc. (1)	2,417	82,710
CVR Energy, Inc.	1,513	62,336
Delek US Holdings, Inc.	6,724	244,888
Denbury Resources, Inc. (1)(2)	38,168	78,244
DHT Holdings, Inc.	7,166	31,960
Dorian LPG Ltd. (1)	2,207	14,169
Earthstone Energy, Inc., Class A (1)	1,654	11,710
Energy Fuels, Inc. (1)	5,894	19,627
EP Energy Corp., Class A (1)	3,016	784
Evolution Petroleum Corp.	1,370	9,247
Frontline Ltd. (1)(2)	6,759	43,663
GasLog Ltd.	3,212	56,082
Golar LNG Ltd.	7,867	165,915
Goodrich Petroleum Corp. (1)	727	9,887
Green Plains, Inc.	3,369	56,195
Gulfport Energy Corp. (1)	14,500	116,290
Halcon Resources Corp. (1)	11,000	14,850
Hallador Energy Co.	1,408	7,406
HighPoint Resources Corp. (1)	8,393	18,549
International Seaways, Inc. (1)	1,660	28,452
Isramco, Inc. (1)	85	9,605
Jagged Peak Energy, Inc. (1)	4,878	51,073
Laredo Petroleum, Inc. (1)	12,700	39,243
Lilis Energy, Inc. (1)	3,755	4,393
Matador Resources Co. (1)	8,752	169,176
Midstates Petroleum Co., Inc. (1)	983	9,604
Montage Resources Corp. (1)	320	4,813
NACCO Industries, Inc., Class A	302	11,542
NextDecade Corp. (1)	638	3,522
Nordic American Tankers Ltd. (2)	11,683	23,600
Northern Oil and Gas, Inc. (1)	16,489	45,180
Oasis Petroleum, Inc. (1)	22,472	135,731
Overseas Shipholding Group, Inc., Class A (1)	2,804	6,421
Panhandle Oil and Gas, Inc., Class A	1,238	19,437
Par Pacific Holdings, Inc. (1)	2,790	49,690
PDC Energy, Inc. (1)	5,418	220,404
Peabody Energy Corp.	6,443	182,530
Penn Virginia Corp. (1)	1,007	44,409
Renewable Energy Group, Inc. (1)	3,095	67,966
REX American Resources Corp. (1)	441	35,549
Ring Energy, Inc. (1)	5,049	29,638
Rosehill Resources, Inc. (1)	220	748
SandRidge Energy, Inc. (1)	2,381	19,096
Scorpio Tankers, Inc.	3,775	74,896
SemGroup Corp., Class A	6,464	95,279
Ship Finance International Ltd. (2)	6,931	85,529

SilverBow Resources, Inc. (1)	612	14,076
Southwestern Energy Co. (1)	49,000	229,810
SRC Energy, Inc. (1)	20,639	105,672
Talos Energy, Inc. (1)	1,713	45,497
Teekay Corp.	5,307	20,803
Teekay Tankers Ltd., Class A	15,129	14,677
Tellurian, Inc. (1)(2)	6,742	75,510
Ultra Petroleum Corp. (1)	12,242	7,468
Uranium Energy Corp. (1)(2)	11,981	16,773
W&T Offshore, Inc. (1)	8,233	56,808
World Fuel Services Corp.	5,712	165,020
Zion Oil & Gas, Inc. (1)	4,072	3,074
		3,909,976

Paper & Forest Products - 0.4%
Boise Cascade Co.	3,372	90,235
Clearwater Paper Corp. (1)	1,465	28,538
Louisiana-Pacific Corp.	12,014	292,901
Neenah, Inc.	1,433	92,228
PH Glatfelter Co.	3,755	53,021
Schweitzer-Mauduit International, Inc.	2,615	101,253
Verso Corp., Class A (1)	2,960	63,403
		721,579

Personal Products - 0.3%
Edgewell Personal Care Co. (1)	4,548	199,612
elf Beauty, Inc. (1)	1,818	19,271
Inter Parfums, Inc.	1,484	112,591
Medifast, Inc. (2)	975	124,361
Natural Health Trends Corp.	608	7,880
Nature’s Sunshine Products, Inc. (1)	1,018	9,457
Revlon, Inc., Class A (1)	936	18,140
USANA Health Sciences, Inc. (1)	1,018	85,379
		576,691

Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (1)	2,238	13,406
Aerie Pharmaceuticals, Inc. (1)	2,964	140,790
Akcea Therapeutics, Inc. (1)(2)	1,275	36,121
Akorn, Inc. (1)	7,647	26,917
Amneal Pharmaceuticals, Inc. (1)(2)	7,324	103,781
Amphastar Pharmaceuticals, Inc. (1)	3,073	62,781
Ampio Pharmaceuticals, Inc. (1)(2)	7,158	4,023
ANI Pharmaceuticals, Inc. (1)	616	43,453
Aquestive Therapeutics, Inc. (1)	400	2,764
Aratana Therapeutics, Inc. (1)	3,555	12,798
Arvinas Holding Co. LLC (1)(2)	640	9,446
Assembly Biosciences, Inc. (1)	1,696	33,394
Assertio Therapeutics, Inc. (1)	5,272	26,729
Clearside Biomedical, Inc. (1)(2)	1,815	2,505

Collegium Pharmaceutical, Inc. (1)	2,333	35,322
Corcept Therapeutics, Inc. (1)(2)	8,144	95,611
Cymabay Therapeutics, Inc. (1)	4,918	65,311
Dermira, Inc. (1)	3,345	45,325
Dova Pharmaceuticals, Inc. (1)(2)	994	8,837
Durect Corp. (1)	12,177	7,622
Eloxx Pharmaceuticals, Inc. (1)	2,227	26,011
Endo International plc (1)	18,600	149,358
Evolus, Inc. (1)(2)	765	17,266
Horizon Pharma plc (1)	14,933	394,679
Innovate Biopharmaceuticals, Inc. (1)	1,450	2,798
Innoviva, Inc. (1)	5,742	80,560
Intersect ENT, Inc. (1)	2,280	73,302
Intra-Cellular Therapies, Inc. (1)	3,739	45,541
Kala Pharmaceuticals, Inc. (1)	1,204	9,957
Lannett Co., Inc. (1)	2,393	18,833
Liquidia Technologies, Inc. (1)	390	4,438
Mallinckrodt plc (1)(2)	6,794	147,702
Marinus Pharmaceuticals, Inc. (1)(2)	3,474	14,521
Medicines Co. (The) (1)	5,811	162,417
Melinta Therapeutics, Inc. (1)(2)	395	1,402
Menlo Therapeutics, Inc. (1)	543	4,263
MyoKardia, Inc. (1)	2,822	146,716
Neos Therapeutics, Inc. (1)(2)	2,051	5,353
Ocular Therapeutix, Inc. (1)	1,979	7,857
Odonate Therapeutics, Inc. (1)(2)	570	12,603
Omeros Corp. (1)	4,139	71,894
Optinose, Inc. (1)(2)	1,284	13,225
Osmotica Pharmaceuticals plc (1)	800	2,880
Pacira Pharmaceuticals, Inc. (1)	3,449	131,269
Paratek Pharmaceuticals, Inc. (1)	2,069	11,090
Phibro Animal Health Corp., Class A	1,619	53,427
Prestige Consumer Healthcare, Inc. (1)(2)	4,347	130,019
Reata Pharmaceuticals, Inc., Class A (1)(2)	1,523	130,171
resTORbio, Inc. (1)(2)	555	3,785
Revance Therapeutics, Inc. (1)	2,832	44,632
scPharmaceuticals, Inc. (1)(2)	625	1,875
Sienna Biopharmaceuticals, Inc. (1)	1,275	2,958
SIGA Technologies, Inc. (1)	4,584	27,550
Supernus Pharmaceuticals, Inc. (1)	4,082	143,033
Teligent, Inc. (1)	3,610	4,188
Tetraphase Pharmaceuticals, Inc. (1)	4,338	5,813
TherapeuticsMD, Inc. (1)(2)	15,161	73,834
Theravance Biopharma, Inc. (1)(2)	3,666	83,108
Tricida, Inc. (1)	1,476	57,003
Verrica Pharmaceuticals, Inc. (1)(2)	300	3,243
WaVe Life Sciences Ltd. (1)(2)	1,666	64,724
Xeris Pharmaceuticals, Inc. (1)	1,688	16,948
Zogenix, Inc. (1)	3,420	188,134
Zomedica Pharmaceuticals Corp. (1)(2)	2,890	1,011

		3,368,327

Professional Services - 1.5%
Acacia Research Corp. (1)	4,242	13,829
ASGN, Inc. (1)	4,268	270,975
Barrett Business Services, Inc.	606	46,862
BG Staffing, Inc.	608	13,279
CBIZ, Inc. (1)	4,490	90,878
CRA International, Inc.	707	35,732
Exponent, Inc.	4,257	245,714
Forrester Research, Inc.	776	37,520
Franklin Covey Co. (1)	1,007	25,477
FTI Consulting, Inc. (1)	3,215	246,976
GP Strategies Corp. (1)	1,007	12,235
Heidrick & Struggles International, Inc.	1,525	58,453
Huron Consulting Group, Inc. (1)	1,867	88,160
ICF International, Inc.	1,507	114,652
InnerWorkings, Inc. (1)	3,972	14,379
Insperity, Inc.	3,197	395,341
Kelly Services, Inc., Class A	2,680	59,121
Kforce, Inc.	1,903	66,833
Korn Ferry	4,787	214,362
Mistras Group, Inc. (1)	1,338	18,478
Navigant Consulting, Inc.	3,770	73,402
Resources Connection, Inc.	2,400	39,696
TriNet Group, Inc. (1)	3,638	217,334
TrueBlue, Inc. (1)	3,417	80,778
Upwork, Inc. (1)	1,050	20,097
WageWorks, Inc. (1)	3,400	128,384
Willdan Group, Inc. (1)	662	24,540
		2,653,487

Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (1)	900	21,303
American Realty Investors, Inc. (1)	174	2,105
Consolidated-Tomoka Land Co.	377	22,262
Cushman & Wakefield plc (1)	4,742	84,408
Forestar Group, Inc. (1)	995	17,204
FRP Holdings, Inc. (1)	588	27,971
Griffin Industrial Realty, Inc.	55	1,917
HFF, Inc., Class A	3,226	154,041
Kennedy-Wilson Holdings, Inc.	10,325	220,852
Marcus & Millichap, Inc. (1)	1,407	57,307
Maui Land & Pineapple Co., Inc. (1)	589	6,732
Newmark Group, Inc., Class A	12,362	103,099
RE / MAX Holdings, Inc., Class A	1,564	60,277
Redfin Corp. (1)	6,174	125,147
RMR Group, Inc. (The), Class A	543	33,112
St. Joe Co. (The) (1)	3,093	51,004
Stratus Properties, Inc. (1)	485	12,809

Tejon Ranch Co. (1)	1,572	27,667
Transcontinental Realty Investors, Inc. (1)	147	4,592
Trinity Place Holdings, Inc. (1)	1,859	7,436
		1,041,245

Road & Rail - 0.4%
ArcBest Corp.	2,213	68,138
Avis Budget Group, Inc. (1)	5,379	187,512
Covenant Transportation Group, Inc., Class A (1)	905	17,177
Daseke, Inc. (1)	2,780	14,150
Heartland Express, Inc.	3,887	74,941
Hertz Global Holdings, Inc. (1)	4,156	72,190
Marten Transport Ltd.	3,366	60,016
PAM Transportation Services, Inc. (1)	187	9,152
Saia, Inc. (1)	2,126	129,899
Universal Truckload Services, Inc.	475	9,348
US Xpress Enterprises, Inc., Class A (1)(2)	1,727	11,415
USA Truck, Inc. (1)	677	9,776
Werner Enterprises, Inc.	3,888	132,775
YRC Worldwide, Inc. (1)	2,802	18,745
		815,234

Semiconductors & Semiconductor Equipment - 2.7%
ACM Research, Inc., Class A (1)(2)	795	12,267
Adesto Technologies Corp. (1)(2)	1,702	10,297
Advanced Energy Industries, Inc. (1)	3,267	162,304
Alpha & Omega Semiconductor Ltd. (1)	1,700	19,567
Ambarella, Inc. (1)	2,558	110,506
Amkor Technology, Inc. (1)	8,647	73,845
Aquantia Corp. (1)	1,737	15,737
Axcelis Technologies, Inc. (1)	2,416	48,610
AXT, Inc. (1)	3,267	14,538
Brooks Automation, Inc.	5,768	169,175
Cabot Microelectronics Corp.	2,354	263,554
CEVA, Inc. (1)	1,882	50,739
Cirrus Logic, Inc. (1)	4,985	209,719
Cohu, Inc.	3,255	48,011
Cree, Inc. (1)(2)	8,558	489,689
Diodes, Inc. (1)	3,290	114,163
Entegris, Inc.	11,839	422,534
FormFactor, Inc. (1)	5,937	95,526
Ichor Holdings Ltd. (1)	2,126	48,005
Impinj, Inc. (1)	1,581	26,490
Inphi Corp. (1)	3,689	161,357
Integrated Device Technology, Inc. (1)	10,667	522,576
Kopin Corp. (1)	6,180	8,281
Lattice Semiconductor Corp. (1)	9,659	115,232
MACOM Technology Solutions Holdings, Inc. (1)(2)	3,561	59,504
MaxLinear, Inc., Class A (1)	5,283	134,875
Nanometrics, Inc. (1)	1,885	58,209

NeoPhotonics Corp. (1)	2,662	16,744
NVE Corp.	408	39,939
PDF Solutions, Inc. (1)	2,083	25,725
Photronics, Inc. (1)	5,437	51,380
Power Integrations, Inc.	2,388	167,017
Rambus, Inc. (1)	8,885	92,848
Rudolph Technologies, Inc. (1)	2,742	62,518
Semtech Corp. (1)	5,395	274,659
Silicon Laboratories, Inc. (1)	3,581	289,560
SMART Global Holdings, Inc. (1)(2)	804	15,437
SunPower Corp. (1)(2)	5,246	34,151
Synaptics, Inc. (1)	2,889	114,838
Ultra Clean Holdings, Inc. (1)	3,194	33,058
Veeco Instruments, Inc. (1)	4,143	44,910
Xperi Corp.	4,254	99,544
		4,827,638

Software - 5.6%
8x8, Inc. (1)	7,620	153,924
A10 Networks, Inc. (1)	3,806	26,985
ACI Worldwide, Inc. (1)	9,540	313,580
Agilysys, Inc. (1)	1,316	27,860
Alarm.com Holdings, Inc. (1)	2,570	166,793
Altair Engineering, Inc., Class A (1)	2,062	75,902
Alteryx, Inc., Class A (1)	2,420	202,965
Amber Road, Inc. (1)	1,500	13,005
American Software, Inc., Class A	2,315	27,664
Anaplan, Inc. (1)	1,484	58,410
Appfolio, Inc., Class A (1)	1,254	99,568
Asure Software, Inc. (1)	867	5,297
Avalara, Inc. (1)	2,283	127,369
Avaya Holdings Corp. (1)(2)	8,728	146,892
Benefitfocus, Inc. (1)	2,338	115,778
Blackbaud, Inc.	4,058	323,544
Blackline, Inc. (1)	3,068	142,110
Bottomline Technologies (de), Inc. (1)	3,347	167,651
Box, Inc., Class A (1)	10,236	197,657
Carbon Black, Inc. (1)	3,172	44,249
ChannelAdvisor Corp. (1)	1,855	22,594
Cision Ltd. (1)	5,540	76,286
Cloudera, Inc. (1)	16,627	181,899
Commvault Systems, Inc. (1)	3,343	216,426
Cornerstone OnDemand, Inc. (1)	4,572	250,454
Coupa Software, Inc. (1)	4,619	420,237
Digimarc Corp. (1)(2)	751	23,566
Domo, Inc., Class B (1)	1,382	55,736
Ebix, Inc. (2)	2,069	102,147
eGain Corp. (1)	1,491	15,581
Ellie Mae, Inc. (1)	2,860	282,253
Envestnet, Inc. (1)	3,782	247,305

Everbridge, Inc. (1)	2,405	180,399
Five9, Inc. (1)	4,751	250,995
ForeScout Technologies, Inc. (1)	2,474	103,685
Fusion Connect, Inc. (1)(2)	1,892	2,479
HubSpot, Inc. (1)	3,070	510,265
Instructure, Inc. (1)	2,633	124,067
j2 Global, Inc.	3,965	343,369
LivePerson, Inc. (1)	4,955	143,794
Majesco (1)	457	3,222
MicroStrategy, Inc., Class A (1)	712	102,706
Mitek Systems, Inc. (1)	2,294	28,079
MobileIron, Inc. (1)	4,813	26,327
Model N, Inc. (1)	1,727	30,292
Monotype Imaging Holdings, Inc.	3,293	65,498
New Relic, Inc. (1)	3,723	367,460
OneSpan, Inc. (1)	2,265	43,533
Park City Group, Inc. (1)(2)	855	6,831
Paylocity Holding Corp. (1)	2,402	214,234
Progress Software Corp.	3,776	167,541
PROS Holdings, Inc. (1)	2,550	107,712
Q2 Holdings, Inc. (1)	3,055	211,589
QAD, Inc., Class A	789	33,982
Qualys, Inc. (1)	2,757	228,114
Rapid7, Inc. (1)	3,132	158,510
Rimini Street, Inc. (1)(2)	770	3,850
SailPoint Technologies Holding, Inc. (1)	5,761	165,456
SecureWorks Corp., Class A (1)(2)	472	8,685
ShotSpotter, Inc. (1)(2)	604	23,314
SPS Commerce, Inc. (1)	1,431	151,772
SVMK, Inc. (1)	1,460	26,587
Telaria, Inc. (1)	3,708	23,509
Telenav, Inc. (1)	2,354	14,289
Tenable Holdings, Inc. (1)	2,457	77,789
TiVo Corp.	10,113	94,253
Trade Desk, Inc. (The), Class A (1)(2)	2,762	546,738
Upland Software, Inc. (1)	1,374	58,203
Varonis Systems, Inc. (1)	2,331	138,998
Verint Systems, Inc. (1)	5,365	321,149
Veritone, Inc. (1)	767	3,988
VirnetX Holding Corp. (1)	3,778	23,915
Workiva, Inc. (1)	2,360	119,652
Yext, Inc. (1)(2)	6,973	152,430
Zix Corp. (1)	5,001	34,407
Zscaler, Inc. (1)(2)	5,014	355,643
		10,130,997

Specialty Retail - 2.8%
Aaron’s, Inc.	5,748	302,345
Abercrombie & Fitch Co., Class A	5,673	155,497
America’s Car-Mart, Inc. (1)	476	43,478

American Eagle Outfitters, Inc.	13,452	298,231
Asbury Automotive Group, Inc. (1)	1,586	110,005
Ascena Retail Group, Inc. (1)(2)	14,943	16,138
At Home Group, Inc. (1)	3,637	64,957
Barnes & Noble Education, Inc. (1)	3,122	13,112
Barnes & Noble, Inc. (2)	4,926	26,748
Bed Bath & Beyond, Inc. (2)	11,250	191,138
Big 5 Sporting Goods Corp.	1,497	4,760
Boot Barn Holdings, Inc. (1)	2,323	68,389
Buckle, Inc. (The)	2,185	40,903
Caleres, Inc.	3,285	81,107
Camping World Holdings, Inc., Class A (2)	2,590	36,027
Carvana Co. (1)	2,666	154,788
Cato Corp. (The), Class A	2,030	30,409
Chico’s FAS, Inc. (2)	11,271	48,127
Children’s Place, Inc. (The)	1,345	130,842
Citi Trends, Inc.	1,298	25,064
Conn’s, Inc. (1)	1,614	36,896
Container Store Group, Inc. (The) (1)	1,542	13,570
Designer Brands, Inc.	5,812	129,143
Express, Inc. (1)	6,091	26,069
Five Below, Inc. (1)	4,537	563,722
Francesca’s Holdings Corp. (1)(2)	3,266	2,209
GameStop Corp., Class A (2)	8,361	84,948
Genesco, Inc. (1)	1,619	73,745
GNC Holdings, Inc., Class A (1)(2)	5,928	16,183
Group 1 Automotive, Inc.	1,644	106,367
Guess?, Inc.	4,778	93,649
Haverty Furniture Cos., Inc.	1,689	36,955
Hibbett Sports, Inc. (1)	1,464	33,394
Hudson Ltd., Class A (1)	3,363	46,241
J. Jill, Inc.	1,035	5,682
Kirkland’s, Inc. (1)	1,302	9,153
Lithia Motors, Inc., Class A	1,911	177,245
Lumber Liquidators Holdings, Inc. (1)	2,470	24,947
MarineMax, Inc. (1)	2,047	39,221
Monro, Inc. (2)	2,542	219,934
Murphy USA, Inc. (1)	2,484	212,680
National Vision Holdings, Inc. (1)	5,049	158,690
Office Depot, Inc.	45,195	164,058
Party City Holdco, Inc. (1)	4,747	37,691
Pier 1 Imports, Inc. (1)(2)	6,957	5,312
Rent-A-Center, Inc. (1)	3,698	77,177
RH (1)	1,608	165,544
RTW RetailWinds, Inc.	2,329	5,590
Sally Beauty Holdings, Inc. (1)(2)	9,815	180,694
Shoe Carnival, Inc.	872	29,674
Signet Jewelers Ltd.	4,300	116,788
Sleep Number Corp. (1)	2,707	127,229
Sonic Automotive, Inc., Class A	2,180	32,286

Sportsman’s Warehouse Holdings, Inc. (1)	2,022	9,706
Tailored Brands, Inc. (2)	4,129	32,371
Tile Shop Holdings, Inc.	2,986	16,901
Tilly’s, Inc., Class A	1,202	13,378
Winmark Corp.	223	42,056
Zumiez, Inc. (1)	1,698	42,263
		5,051,426

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (1)(2)	9,267	99,713
Avid Technology, Inc. (1)	2,494	18,580
Cray, Inc. (1)	3,150	82,057
Diebold Nixdorf, Inc.	6,637	73,472
Eastman Kodak Co. (1)	1,582	4,683
Electronics For Imaging, Inc. (1)	3,777	101,601
Immersion Corp. (1)	2,323	19,583
Stratasys Ltd. (1)	4,388	104,522
USA Technologies, Inc. (1)	4,133	17,152
		521,363

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (1)	5,626	144,870
Culp, Inc.	785	15,096
Deckers Outdoor Corp. (1)	2,420	355,716
Fossil Group, Inc. (1)	3,623	49,708
G-III Apparel Group Ltd. (1)	3,714	148,411
Movado Group, Inc.	1,238	45,038
Oxford Industries, Inc.	1,446	108,826
Rocky Brands, Inc.	588	14,088
Steven Madden Ltd.	7,323	247,810
Superior Group of Cos., Inc.	573	9,523
Unifi, Inc. (1)	1,199	23,201
Vera Bradley, Inc. (1)	1,814	24,036
Wolverine World Wide, Inc.	7,780	277,979
		1,464,302

Thrifts & Mortgage Finance - 2.2%
Axos Financial, Inc. (1)	4,828	139,819
Bank7 Corp. (1)	280	4,864
BankFinancial Corp.	1,183	17,591
Bridgewater Bancshares, Inc. (1)	1,907	19,661
BSB Bancorp, Inc. (1)	625	20,525
Capitol Federal Financial, Inc.	11,014	147,037
Columbia Financial, Inc. (1)	4,173	65,391
Dime Community Bancshares, Inc.	2,402	44,989
Entegra Financial Corp. (1)	555	12,460
ESSA Bancorp, Inc.	636	9,794
Essent Group Ltd. (1)	7,936	344,819
Federal Agricultural Mortgage Corp., Class C	669	48,456
First Defiance Financial Corp.	1,598	45,926

Flagstar Bancorp, Inc.	2,412	79,403
FS Bancorp, Inc.	267	13,478
Greene County Bancorp, Inc.	235	7,135
Hingham Institution for Savings	102	17,545
Home Bancorp, Inc.	638	21,213
HomeStreet, Inc. (1)	2,092	55,124
Impac Mortgage Holdings, Inc. (1)(2)	665	2,607
Kearny Financial Corp.	7,280	93,694
LendingTree, Inc. (1)	641	225,350
Luther Burbank Corp.	1,189	12,009
Malvern Bancorp, Inc. (1)	564	11,348
Merchants Bancorp	1,329	28,573
Meridian Bancorp, Inc.	3,759	58,979
Meta Financial Group, Inc.	2,361	46,464
MGIC Investment Corp. (1)	29,287	386,296
Mr. Cooper Group, Inc. (1)	6,138	58,863
NMI Holdings, Inc., Class A (1)	5,225	135,171
Northfield Bancorp, Inc.	3,620	50,318
Northwest Bancshares, Inc.	8,299	140,834
OceanFirst Financial Corp.	3,925	94,435
Oconee Federal Financial Corp.	109	2,835
Ocwen Financial Corp. (1)	8,291	15,090
OP Bancorp	999	8,741
Oritani Financial Corp.	3,473	57,756
PCSB Financial Corp.	1,589	31,097
PennyMac Financial Services, Inc.	1,668	37,096
Ponce de Leon Federal Bank (1)	736	10,267
Provident Bancorp, Inc. (1)	344	7,792
Provident Financial Services, Inc.	5,275	136,570
Prudential Bancorp, Inc.	713	12,371
Radian Group, Inc.	17,627	365,584
Riverview Bancorp, Inc.	1,689	12,347
SI Financial Group, Inc.	867	11,193
Southern Missouri Bancorp, Inc.	455	14,014
Sterling Bancorp, Inc.	1,471	14,916
Territorial Bancorp, Inc.	665	17,895
Timberland Bancorp, Inc.	546	15,277
TrustCo Bank Corp.	7,825	60,722
United Community Financial Corp.	3,416	31,940
United Financial Bancorp, Inc.	4,442	63,743
Walker & Dunlop, Inc.	2,377	121,013
Washington Federal, Inc.	6,850	197,896
Waterstone Financial, Inc.	2,330	38,352
Western New England Bancorp, Inc.	2,115	19,521
WSFS Financial Corp.	4,212	162,583
		3,926,782

Tobacco - 0.2%
22nd Century Group, Inc. (1)(2)	9,590	16,399
Pyxus International, Inc. (1)(2)	727	17,368

Turning Point Brands, Inc. (2)	663	30,557
Universal Corp.	2,076	119,640
Vector Group Ltd.	8,829	95,265
		279,229

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	4,779	96,727
Applied Industrial Technologies, Inc.	3,236	192,445
Beacon Roofing Supply, Inc. (1)	5,665	182,186
BlueLinx Holdings, Inc. (1)	888	23,656
BMC Stock Holdings, Inc. (1)	5,748	101,567
CAI International, Inc. (1)	1,481	34,359
DXP Enterprises, Inc. (1)	1,272	49,506
EVI Industries, Inc. (2)	308	11,744
Foundation Building Materials, Inc. (1)	1,140	11,218
GATX Corp.	3,138	239,649
General Finance Corp. (1)	827	7,716
GMS, Inc. (1)	2,747	41,535
H&E Equipment Services, Inc.	2,694	67,646
Herc Holdings, Inc. (1)	1,964	76,557
Kaman Corp.	2,318	135,464
Lawson Products, Inc. (1)	447	14,018
MRC Global, Inc. (1)	6,928	121,101
NOW, Inc. (1)	9,243	129,032
Rush Enterprises, Inc., Class A	2,612	109,208
Rush Enterprises, Inc., Class B	513	21,305
SiteOne Landscape Supply, Inc. (1)(2)	3,289	187,966
Systemax, Inc.	1,000	22,640
Textainer Group Holdings Ltd. (1)	2,237	21,587
Titan Machinery, Inc. (1)	1,521	23,667
Triton International Ltd.	4,361	135,627
Univar, Inc. (1)(2)	703	15,579
Veritiv Corp. (1)	1,008	26,531
Willis Lease Finance Corp. (1)	332	14,073
		2,114,309

Water Utilities - 0.4%
American States Water Co.	3,036	216,467
AquaVenture Holdings Ltd. (1)	599	11,591
Artesian Resources Corp., Class A	490	18,262
Cadiz, Inc. (1)	1,834	17,753
California Water Service Group	3,986	216,360
Connecticut Water Service, Inc.	1,008	69,199
Consolidated Water Co. Ltd.	1,137	14,633
Global Water Resources, Inc.	641	6,288
Middlesex Water Co.	1,246	69,764
Pure Cycle Corp. (1)	1,502	14,810
SJW Group	1,959	120,949
York Water Co. (The)	992	34,045
		810,121

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (1)	3,250	75,660
Gogo, Inc. (1)	5,004	22,468
NII Holdings, Inc. (1)	7,539	14,776
Shenandoah Telecommunications Co.	3,879	172,073
Spok Holdings, Inc.	1,597	21,751
		306,728

Total Common Stocks (Cost $130,730,727)		168,162,402

EXCHANGE-TRADED FUNDS - 1.9%
iShares Russell 2000 ETF (2)	22,000	3,367,980

Total Exchange-Traded Funds (Cost $3,306,019)		3,367,980

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bill, 0.00%, 7/18/19 (5)	1,000,000	992,939

Total U.S. Treasury Obligations (Cost $992,642)		992,939

	SHARES	VALUE ($)
RIGHTS - 0.0% (3)
Biotechnology - 0.0% (3)
Tobira Therapeutics, Inc. CVR (1)(4)(6)	690	9,481

Chemicals - 0.0% (3)
A Schulman, Inc. CVR (1)(4)(6)	2,260	978

Pharmaceuticals - 0.0% (3)
Omthera Pharmaceutical, Inc. CVR (1)(4)(6)	508	305

Total Rights (Cost $1,020)		10,764

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	2,737,761	2,737,761

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,737,761)		2,737,761

TOTAL INVESTMENTS (Cost $137,768,169) - 97.2%		175,271,846
Other assets and liabilities, net - 2.8%		4,964,669
NET ASSETS - 100.0%		180,236,515

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $16,206,226 and the total market value of the collateral received by the Fund was $16,562,284, comprised of cash of $2,737,761 and U.S. Government and/or agencies securities of $13,824,523.

(3) Amount is less than 0.05%.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(6) Restricted security. Total market value of restricted securities amounts to $10,764, which represents less than 0.05% of the net assets of the Fund as of March 31, 2019.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	116	6/21/19	$8,954,040	($105,673)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
A Schulman, Inc. CVR	8/22/18	979
Omthera Pharmaceutical, Inc. CVR	7/19/13	—
Tobira Therapeutics, Inc. CVR	11/2/16	41

During the fiscal year to date ended March 31, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $105,673.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$168,162,402	(2)	$—	$—	$168,162,402
Exchange-Traded Funds	3,367,980		—	—	3,367,980
U.S. Treasury Obligations	—		992,939	—	992,939
Rights	—		—	10,764	10,764
Short Term Investment of Cash Collateral for Securities Loaned	2,737,761		—	—	2,737,761
Total Investments	$174,268,143		$992,939	$10,764	$175,271,846

Liabilities
Futures Contracts(3)	$(105,673)		$—	$—	$(105,673)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.